UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,023.50	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.07	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,022.80	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.31	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,022.20	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,023.30	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,024.70	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,024.07	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,024.00	$ 1.78
HypotheticalA	$ 1,000.00	$ 1,023.31	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,023.40	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,024.50	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27
	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,025.00	$ 1.07
HypotheticalA	$ 1,000.00	$ 1,024.02	$ 1.07
Class II
Actual	$ 1,000.00	$ 1,024.20	$ 1.78
HypotheticalA	$ 1,000.00	$ 1,023.31	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,023.70	$ 2.33
HypotheticalA	$ 1,000.00	$ 1,022.76	$ 2.33
Select Class
Actual	$ 1,000.00	$ 1,024.70	$ 1.32
HypotheticalA	$ 1,000.00	$ 1,023.76	$ 1.32
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,025.40	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,024.07	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,024.60	$ 1.78
HypotheticalA	$ 1,000.00	$ 1,023.31	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,024.10	$ 2.28
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,025.10	$ 1.27
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,025.50	$ .91
HypotheticalA	$ 1,000.00	$ 1,024.17	$ .91
Class II
Actual	$ 1,000.00	$ 1,024.70	$ 1.67
HypotheticalA	$ 1,000.00	$ 1,023.41	$ 1.67
Class III
Actual	$ 1,000.00	$ 1,024.20	$ 2.18
HypotheticalA	$ 1,000.00	$ 1,022.91	$ 2.18
Select Class
Actual	$ 1,000.00	$ 1,025.20	$ 1.17
HypotheticalA	$ 1,000.00	$ 1,023.92	$ 1.17
Tax-Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,017.00	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,024.07	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,016.20	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.31	$ 1.78
Class III
Actual	$ 1,000.00	$ 1,015.70	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.81	$ 2.28
Select Class
Actual	$ 1,000.00	$ 1,016.70	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.82	$ 1.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Treasury Only Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Treasury Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Government Portfolio
Class I	.21%
Class II	.35%
Class III	.46%
Select Class	.26%
Prime Money Market Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%
Money Market Portfolio
Class I	.18%
Class II	.33%
Class III	.43%
Select Class	.23%
Tax-Exempt Portfolio
Class I	.20%
Class II	.35%
Class III	.45%
Select Class	.25%

Semiannual Report

Treasury Only Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	23.9	28.2	9.2
31 - 90	48.6	66.4	83.4
91 - 180	27.5	5.4	7.4
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Treasury Only Portfolio	64 Days	51 Days	50 Days
All Taxable Money Market Funds Average *	41 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
U.S. Treasury Obligations 96.8%	U.S. Treasury Obligations 98.2%
Net Other Assets 3.2%	Net Other Assets 1.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 96.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 58.6%
10/5/06 to 3/22/07	4.75 to 5.17%	$ 868,130	$ 859,963

U.S. Treasury Notes - 38.2%
10/15/06 to 2/28/07	4.83 to 5.24	561,539	559,993

TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $1,419,956)	1,419,956
NET OTHER ASSETS - 3.2%	47,338
NET ASSETS - 100%	$ 1,467,294
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At March 31, 2006, the fund had a capital loss carryforward of approximately $433,000 of which $47,000, $142,000, $184,000 and $60,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,419,956)		$ 1,419,956
Receivable for investments sold		38,000
Receivable for fund shares sold		4,125
Interest receivable		8,572
Prepaid expenses		1
Receivable from investment adviser for expense reductions		52
Total assets		1,470,706

Liabilities
Payable for fund shares redeemed	$ 730
Distributions payable	2,328
Accrued management fee	240
Distribution fees payable	52
Other affiliated payables	34
Other payables and accrued expenses	28
Total liabilities		3,412

Net Assets		$ 1,467,294
Net Assets consist of:
Paid in capital		$ 1,467,633
Distributions in excess of net investment income		(37)
Accumulated undistributed net realized gain (loss) on investments		(302)
Net Assets		$ 1,467,294

Class I: Net Asset Value, offering price and redemption price per share ($1,161,161 ÷ 1,161,091 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($144,657 ÷ 144,691 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($148,181 ÷ 148,165 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($13,295 ÷ 13,297 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)

Investment Income
Interest		$ 32,737

Expenses
Management fee	$ 1,346
Transfer agent fees	119
Distribution fees	306
Accounting fees and expenses	76
Custodian fees and expenses	11
Independent trustees' compensation	3
Registration fees	37
Audit	21
Legal	2
Miscellaneous	4
Total expenses before reductions	1,925
Expense reductions	(275)	1,650
Net investment income		31,087
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		28
Net increase in net assets resulting from operations		$ 31,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 31,087	$ 37,986
Net realized gain (loss)	28	(8)
Net increase in net assets resulting from operations	31,115	37,978
Distributions to shareholders from net investment income	(31,074)	(37,981)
Share transactions - net increase (decrease)	158,347	205,080
Total increase (decrease) in net assets	158,388	205,077

Net Assets
Beginning of period	1,308,906	1,103,829
End of period (including distributions in excess of net investment income of $37 and undistributed net investment income of $7, respectively)	$ 1,467,294	$ 1,308,906

Financial Highlights - Class I

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.033	.014	.009	.015	.031
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.023	.033	.014	.009	.015	.031
Distributions from net investment income	(.023)	(.033)	(.014)	(.009)	(.015)	(.031)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	(.023)	(.033)	(.014)	(.009)	(.015)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.35%	3.33%	1.45%	.89%	1.50%	3.14%
Ratios to Average Net Assets D
Expenses before reductions	.24% A	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.66% A	3.30%	1.43%	.89%	1.48%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$ 1,161	$ 1,055	$ 835	$ 982	$ 1,175	$ 1,199

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.031	.013	.007	.013	.029
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.023	.031	.013	.007	.013	.029
Distributions from net investment income	(.023)	(.031)	(.013)	(.007)	(.013)	(.029)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	(.023)	(.031)	(.013)	(.007)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.28%	3.18%	1.30%	.74%	1.34%	2.98%
Ratios to Average Net Assets D
Expenses before reductions	.39% A	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.51% A	3.15%	1.28%	.74%	1.33%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 145	$ 102	$ 121	$ 119	$ 225	$ 187

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.030	.012	.006	.012	.028
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.022	.030	.012	.006	.012	.028
Distributions from net investment income	(.022)	(.030)	(.012)	(.006)	(.012)	(.028)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	(.022)	(.030)	(.012)	(.006)	(.012)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.22%	3.07%	1.20%	.64%	1.25%	2.88%
Ratios to Average Net Assets D
Expenses before reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.41% A	3.05%	1.18%	.64%	1.23%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 148	$ 120	$ 135	$ 126	$ 134	$ 234

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.032	.014	.008	.014	.004
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.023	.032	.014	.008	.014	.004
Distributions from net investment income	(.023)	(.032)	(.014)	(.008)	(.014)	(.004)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	(.023)	(.032)	(.014)	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.33%	3.28%	1.40%	.84%	1.45%	.36%
Ratios to Average Net Assets E
Expenses before reductions	.29% A	.29%	.29%	.28%	.29%	.28% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income	4.61% A	3.25%	1.38%	.84%	1.43%	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,295	$ 32,814	$ 11,661	$ 6,090	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	100.0	91.7	96.1
31 - 90	0.0	2.1	0.0
91 - 180	0.0	5.0	3.9
181 - 397	0.0	1.2	0.0
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Treasury Portfolio	13 Days	14 Days	9 Days
All Taxable Money Market Funds Average *	41 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 7.1%
Repurchase Agreements 100.1%	Repurchase Agreements 93.2%
Net Other Assets** (0.1)%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 100.1%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 9/29/06 due 10/2/06 at:
5.08% (a)	$ 447,225	$ 447,036
5.13% (a)	7,342,989	7,339,853
With:
Merrill Lynch Government Securities, Inc. at:
5.1%, dated 3/30/06 due 3/30/07 (Collateralized by U.S. Treasury Obligations valued at $104,644,675, 5.13%, 6/30/08)	105,171	100,000
5.22%, dated 8/16/06 due 10/11/06 (Collateralized by U.S. Treasury Obligations valued at $323,353,434, 4.88%, 5/31/11 - 7/31/11)	317,558	315,000
5.25%, dated 9/6/06 due 1/4/07 (Collateralized by U.S. Treasury Obligations valued at $279,396,170, 4.88% - 5.13%, 6/30/08 - 5/31/11)	277,778	273,000
Morgan Stanley & Co., Inc. at 4.95%, dated 9/29/06 due 10/2/06 (Collateralized by U.S. Treasury Obligations valued at $282,512,643, 3.38% - 3.63%, 9/15/09 - 1/15/10)	275,113	275,000
UBS Warburg LLC at:
5.18%, dated 9/11/06 due 10/11/06 (Collateralized by U.S. Treasury Obligations valued at $288,052,272, 0% - 2%, 3/1/07 - 1/15/16)	274,178	273,000
5.25%, dated:
6/7/06 due 1/3/07 (Collateralized by U.S. Treasury Obligations valued at $247,877,727, 0% - 2%, 3/1/07 - 1/15/16)	241,166	234,000

	Maturity Amount (000s)	Value (Note 1) (000s)
8/4/06 due 10/2/06 (Collateralized by U.S. Treasury Obligations valued at $245,707,110, 1.88% - 4.25%, 1/15/14 - 8/15/15)	$ 231,979	$ 230,000
5.4%, dated 7/20/06 due 1/16/07 (Collateralized by U.S. Treasury Obligations valued at $222,182,324, 0% - 2%, 3/1/07 - 7/15/14)	215,670	210,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,696,889)	9,696,889
NET OTHER ASSETS - (0.1)%	(9,236)
NET ASSETS - 100%	$ 9,687,653
Legend
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$447,036,000 due 10/2/06 at 5.08%
Banc of America Securities LLC	$ 86,040
Barclays Capital Inc.	195,540
Merrill Lynch Government Securities, Inc.	165,456
$ 447,036
$7,339,853,000 due 10/02/06 at 5.13%
Bear Stearns & Co. Inc.	$ 680,935
Countrywide Securities Corporation	396,364
Credit Suisse First Boston LLC	1,189,093
Deutsche Bank Securities Inc.	317,091
HSBC Securities(USA), Inc.	1,744,002
J.P. Morgan Securities, Inc.	1,189,093
Merrill Lynch Government Securities, Inc.	1,426,911
Mizuho Securities USA Inc.	396,364
$ 7,339,853
Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $660,000 of which $32,000, $191,000, $259,000 and $178,000 will expire on March 31, 2010, 2011, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,696,889) - See accompanying schedule: Unaffiliated issuers (cost $9,696,889)		$ 9,696,889
Receivable for fund shares sold		1,202
Interest receivable		16,998
Prepaid expenses		4
Receivable from investment adviser for expense reductions		246
Total assets		9,715,339

Liabilities
Payable for fund shares redeemed	$ 17
Distributions payable	25,161
Accrued management fee	1,515
Distribution fees payable	762
Other affiliated payables	205
Other payables and accrued expenses	26
Total liabilities		27,686

Net Assets		$ 9,687,653
Net Assets consist of:
Paid in capital		$ 9,688,248
Undistributed net investment income		66
Accumulated undistributed net realized gain (loss) on investments		(661)
Net Assets		$ 9,687,653

Class I: Net Asset Value, offering price and redemption price per share ($5,157,055 ÷ 5,156,806 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($435,018 ÷ 434,795 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,859,488 ÷ 3,860,080 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($236,092 ÷ 236,103 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)

Investment Income
Interest		$ 217,216

Expenses
Management fee	$ 8,515
Transfer agent fees	686
Distribution fees	4,415
Accounting fees and expenses	372
Custodian fees and expenses	4
Independent trustees' compensation	16
Registration fees	85
Audit	39
Legal	13
Miscellaneous	34
Total expenses before reductions	14,179
Expense reductions	(1,217)	12,962
Net investment income		204,254
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Net increase in net assets resulting from operations		$ 204,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 204,254	$ 282,253
Net realized gain (loss)	(1)	(4)
Net increase in net assets resulting from operations	204,253	282,249
Distributions to shareholders from net investment income	(204,240)	(282,242)
Share transactions - net increase (decrease)	1,490,129	(852,279)
Total increase (decrease) in net assets	1,490,142	(852,272)

Net Assets
Beginning of period	8,197,511	9,049,783
End of period (including undistributed net investment income of $66 and undistributed net investment income of $52, respectively)	$ 9,687,653	$ 8,197,511

Financial Highlights - Class I

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.035	.015	.009	.015	.030
Distributions from net investment income	(.024)	(.035)	(.015)	(.009)	(.015)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.47%	3.55%	1.50%	.91%	1.47%	3.00%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.89% A	3.51%	1.48%	.90%	1.46%	2.93%
Supplemental Data
Net assets, end of period (in millions)	$ 5,157	$ 4,297	$ 5,348	$ 4,567	$ 5,082	$ 4,400

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.033	.013	.008	.013	.028
Distributions from net investment income	(.024)	(.033)	(.013)	(.008)	(.013)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.40%	3.39%	1.35%	.76%	1.32%	2.85%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.74% A	3.36%	1.33%	.75%	1.31%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 435	$ 331	$ 180	$ 231	$ 274	$ 370

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.032	.012	.007	.012	.027
Distributions from net investment income	(.023)	(.032)	(.012)	(.007)	(.012)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.34%	3.29%	1.25%	.66%	1.22%	2.74%
Ratios to Average Net Assets D
Expenses before reductions	.48% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.64% A	3.26%	1.23%	.65%	1.21%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,859	$ 3,299	$ 3,439	$ 4,132	$ 3,938	$ 4,520

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.034	.014	.009	.014	.003
Distributions from net investment income	(.024)	(.034)	(.014)	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.45%	3.49%	1.45%	.86%	1.42%	.34%
Ratios to Average Net Assets E
Expenses before reductions	.28% A	.28%	.29%	.28%	.28%	.27% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income	4.84% A	3.46%	1.43%	.85%	1.40%	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,092	$ 269,836	$ 82,134	$ 101,421	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	84.0	72.9	67.2
31 - 90	6.7	16.6	27.2
91 - 180	4.6	5.5	3.4
181 - 397	4.7	5.0	2.2
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Government Portfolio	36 Days	34 Days	33 Days
All Taxable Money Market Funds Average *	41 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
Federal Agency Issues 16.8%	Federal Agency Issues 24.6%
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 2.5%
Repurchase Agreements 84.4%	Repurchase Agreements 73.0%
Net Other Assets** (1.2)%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Government Portfolio

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 16.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 8.0%
12/22/06 to 9/5/07	5.25 to 5.54% (c)	$ 585,174	$ 584,308

Federal Home Loan Bank - 5.7%
12/24/06 to 9/14/07	5.17 to 5.56 (b)(c)	410,295	410,047

Freddie Mac - 3.1%
10/17/06 to 1/19/07	4.53 to 5.11	227,561	224,803

TOTAL FEDERAL AGENCIES			1,219,158
Repurchase Agreements - 84.4%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/29/06 due 10/2/06 at:
5.4% (d)	$ 5,659,825		5,657,279
5.4% (d)	86,093		86,054
With:
Deutsche Bank Securities, Inc. at 5.29%, dated 9/22/06 due 3/22/07 (Collateralized by U.S. Government Obligations valued at $93,840,001, 0.45% - 7.25%, 7/15/24 - 7/15/36)	94,447		92,000
Goldman Sachs & Co. at 5.29%, dated 9/14/06 due 10/31/06 (Collateralized by U.S. Government Obligations valued at $137,700,001, 4% - 5%, 2/1/20 - 8/1/35)	135,932		135,000

	Maturity Amount (000s)		Value (Note 1) (000s)
UBS Warburg LLC at:
5.38%, dated 6/8/06 due 3/30/07 (Collateralized by U.S. Government Obligations valued at $128,753,729, 4% - 5%, 3/15/23 - 11/15/32)	$ 130,511		$ 125,000
5.4%, dated 8/30/06 due 6/26/07 (Collateralized by U.S. Government Obligations valued at $46,351,773, 5.5%, 9/15/32)	47,025		45,000
TOTAL REPURCHASE AGREEMENTS		6,140,333
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $7,359,491)	7,359,491
NET OTHER ASSETS - (1.2)%	(88,455)
NET ASSETS - 100%	$ 7,271,036
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$5,657,279,000 due 10/2/06 at 5.4%
ABN AMRO Bank, N.V. - New York Branch	$ 693,453
Bank of America, National Association	1,386,906
Barclays Capital Inc.	1,386,906
Bear Stearns & Co. Inc.	716,568
Citigroup Global Markets Inc.	462,302
Countrywide Securities Corporation	1,011,144
$ 5,657,279
$86,054,000 due 10/2/06 at 5.4%
Banc of America Securities LLC	$ 18,536
Barclays Capital Inc.	15,192
Bear Stearns & Co. Inc.	30,383
Morgan Stanley & Co. Incorporated	21,943
$ 86,054
Income Tax Information
At March 31, 2006, the fund had a capital loss carryforward of approximately $555,000 of which $55,000, $192,000 and $308,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $6,140,333) - See accompanying schedule: Unaffiliated issuers (cost $7,359,491)		$ 7,359,491
Interest receivable		8,357
Prepaid expenses		4
Receivable from investment adviser for expense reductions		179
Other receivables		89
Total assets		7,368,120

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 79,947
Payable for fund shares redeemed	1,759
Distributions payable	13,692
Accrued management fee	1,186
Distribution fees payable	225
Other affiliated payables	246
Other payables and accrued expenses	29
Total liabilities		97,084

Net Assets		$ 7,271,036
Net Assets consist of:
Paid in capital		$ 7,271,798
Distributions in excess of net investment income		(58)
Accumulated undistributed net realized gain (loss) on investments		(704)
Net Assets		$ 7,271,036

Class I: Net Asset Value, offering price and redemption price per share ($6,083,350 ÷ 6,083,467 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($399,028 ÷ 398,944 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($733,611 ÷ 733,544 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($55,047 ÷ 55,063 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)

Investment Income
Interest		$ 176,676

Expenses
Management fee	$ 6,849
Transfer agent fees	576
Distribution fees	1,338
Accounting fees and expenses	303
Custodian fees and expenses	13
Independent trustees' compensation	12
Appreciation in deferred trustee compensation account	2
Registration fees	71
Audit	35
Legal	10
Interest	173
Miscellaneous	30
Total expenses before reductions	9,412
Expense reductions	(1,010)	8,402
Net investment income		168,274
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(149)
Net increase in net assets resulting from operations		$ 168,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 168,274	$ 235,121
Net realized gain (loss)	(149)	230
Net increase in net assets resulting from operations	168,125	235,351
Distributions to shareholders from net investment income	(168,273)	(235,235)
Share transactions - net increase (decrease)	325,491	236,077
Total increase (decrease) in net assets	325,343	236,193

Net Assets
Beginning of period	6,945,693	6,709,500
End of period (including distributions in excess of net investment income of $58 and distributions in excess of net investment income of $59, respectively)	$ 7,271,036	$ 6,945,693

Financial Highlights - Class I

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.036	.016	.010	.015	.031
Distributions from net investment income	(.025)	(.036)	(.016)	(.010)	(.015)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.50%	3.62%	1.58%	.97%	1.53%	3.16%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.21% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.21% A	.20%	.20%	.20%	.20%	.20%
Net investment income	4.93% A	3.55%	1.53%	.98%	1.52%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 6,083	$ 5,257	$ 5,590	$ 6,024	$ 7,928	$ 8,604

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.034	.014	.008	.014	.030
Distributions from net investment income	(.024)	(.034)	(.014)	(.008)	(.014)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.42%	3.47%	1.43%	.82%	1.38%	3.01%
Ratios to Average Net Assets D
Expenses before reductions	.39% A	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.78% A	3.40%	1.38%	.83%	1.37%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 399	$ 933	$ 499	$ 859	$ 917	$ 918

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.033	.013	.007	.013	.029
Distributions from net investment income	(.023)	(.033)	(.013)	(.007)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.37%	3.36%	1.32%	.72%	1.27%	2.90%
Ratios to Average Net Assets D
Expenses before reductions	.48% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.68% A	3.30%	1.28%	.73%	1.27%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 734	$ 727	$ 572	$ 1,109	$ 866	$ 1,326

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.035	.015	.009	.015	.004
Distributions from net investment income	(.024)	(.035)	(.015)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.47%	3.57%	1.53%	.92%	1.47%	.37%
Ratios to Average Net Assets E
Expenses before reductions	.28% A	.28%	.28%	.28%	.28%	.27% A
Expenses net of fee waivers, if any	.26% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.26% A	.25%	.25%	.25%	.25%	.25% A
Net investment income	4.88% A	3.50%	1.48%	.92%	1.47%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,047	$ 28,691	$ 49,025	$ 38,785	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	57.7	67.6	58.7
31 - 90	27.3	21.8	31.1
91 - 180	8.6	2.9	8.4
181 - 397	6.4	7.7	1.8
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Prime Money Market Portfolio	51 Days	40 Days	34 Days
All Taxable Money Market Funds Average *	41 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
Corporate Bonds 0.6%	Corporate Bonds 0.1%
Commercial Paper 13.2%	Commercial Paper 31.7%
Bank CDs, BAs, TDs, and Notes 65.2%	Bank CDs, BAs, TDs, and Notes 49.9%
Government Securities 2.4%	Government Securities 0.1%
Repurchase Agreements 18.8%	Repurchase Agreements 18.3%
Net Other Assets** (0.2)%	Net Other Assets** (0.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 25.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - 10.0%
Barclays Bank PLC
10/24/06	5.33%	$ 90,000	$ 90,000
BNP Paribas SA
12/8/06	5.33	105,000	105,000
Calyon
10/24/06 to 2/12/07	4.92 to 5.22	230,000	229,993
Credit Industriel et Commercial
10/24/06 to 4/10/07	4.76 to 5.40	305,000	305,000
Deutsche Bank AG
1/30/07	4.86	105,000	105,000
Dresdner Bank AG
3/5/07	5.40	38,000	38,000
HBOS Treasury Services PLC
12/14/06	5.35	70,000	70,000
Landesbank Hessen-Thuringen
12/8/06	5.36	105,000	105,000
Norddeutsche Landesbank
11/8/06	5.32	90,000	90,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	140,000	140,000
			1,277,993
New York Branch, Yankee Dollar, Foreign Banks - 15.7%
BNP Paribas SA
11/8/06 to 6/11/07	4.93 to 5.45	400,000	399,997
Canadian Imperial Bank of Commerce
10/23/06	5.31 (c)	170,000	170,000
Credit Suisse First Boston
10/23/06 to 12/12/06	4.75 to 5.50 (c)	385,000	385,000
Credit Suisse Group
6/4/07	5.40 to 5.43	179,000	179,000
Deutsche Bank AG
12/4/06 to 2/5/07	4.90 to 5.45 (c)	135,000	135,000
Mizuho Corporate Bank Ltd.
10/23/06 to 1/29/07	5.34 to 5.56	337,000	337,000
Sumitomo Mitsui Banking Corp.
11/14/06 to 1/26/07	5.34 to 5.40	122,000	122,000
Toronto-Dominion Bank
12/8/06	5.35	180,000	180,000
Unicredito Italiano Spa
11/20/06	5.26	100,000	100,000
			2,007,997
TOTAL CERTIFICATES OF DEPOSIT			3,285,990
Commercial Paper - 13.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Aegis Finance LLC
10/18/06 to 11/10/06	5.31 to 5.33%	$ 54,000	$ 53,818
Bavaria TRR Corp.
10/19/06 to 10/20/06	5.31 to 5.32	90,000	89,761
Bryant Park Funding LLC
11/2/06 to 12/5/06	5.35 to 5.45	34,817	34,552
Caisse Nat Des Caisses D Epargne
2/7/07	5.34 (b)	30,000	29,437
Citigroup Funding, Inc.
11/17/06	5.33	20,000	19,862
Cullinan Finance Corp.
12/13/06 to 1/23/07	5.37 to 5.56 (b)	25,000	24,604
DZ Bank AG
10/23/06	5.33	19,000	18,939
Emerald (MBNA Credit Card Master Note Trust)
11/1/06 to 12/6/06	5.33 to 5.47	118,467	117,662
FCAR Owner Trust
11/2/06 to 1/24/07	5.33 to 5.57	281,000	277,971
Giro Funding US Corp.
10/30/06 to 12/4/06	5.32 to 5.35	54,069	53,716
Grampian Funding LLC
10/23/06 to 3/5/07	5.32 to 5.52	177,000	174,971
Harrier Finance Funding LLC
10/20/06	5.33 (b)	40,000	39,889
Monument Gardens Funding
10/23/06 to 12/11/06	5.31 to 5.36	98,000	97,596
Motown Notes Program
11/2/06 to 12/14/06	5.39 to 5.52	53,000	52,562
Nationwide Building Society
11/3/06	5.46	70,000	69,655
Nelnet Student Funding Ext Cp LLC
10/3/06 to 11/28/06	5.32 to 5.34	12,000	11,956
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	136,000	133,411
Park Granada LLC
11/28/06 to 12/4/06	5.36	43,745	43,349
Park Sienna LLC
10/26/06	5.31	69,931	69,674
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Sigma Finance, Inc.
12/7/06	5.35% (b)	$ 50,000	$ 49,516
Skandinaviska Enskilda Banken AB
10/30/06	5.29 (c)	50,000	50,000
Strand Capital LLC
10/3/06 to 2/20/07	5.14 to 5.38	50,000	49,414
Stratford Receivables Co. LLC
10/19/06 to 1/8/07	5.32 to 5.33	110,000	109,409
Thames Asset Global Securities No. 1, Inc.
11/20/06	5.32	10,000	9,927
TOTAL COMMERCIAL PAPER			1,681,651
Federal Agencies - 2.4%

Fannie Mae - 0.6%
9/5/07	5.61	82,000	82,000

Federal Home Loan Bank - 1.7%
8/15/07 to 9/14/07	5.50 to 5.57	211,000	210,996

Overseas Private Invt Corp. U.S. Government guaranteed participation certificates - 0.1%
10/6/06	5.30 (c)	12,875	12,875

TOTAL FEDERAL AGENCIES			305,871
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
10/16/06	5.31 (c)	11,000	11,000
Master Notes - 2.5%

Asset Funding Co. III LLC
10/5/06	5.38 (c)(e)	78,000	78,000
Bear Stearns Companies, Inc.
10/6/06	5.38 (c)(e)	35,000	35,000
Goldman Sachs Group, Inc.
10/10/06 to 11/27/06	5.38 to 5.45 (c)(e)	206,000	206,000
TOTAL MASTER NOTES			319,000
Medium-Term Notes - 34.3%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
AIG Matched Funding Corp.
10/3/06 to 11/15/06	5.40 to 5.52% (c)	$ 210,000	$ 210,000
Allstate Life Global Funding II
10/10/06 to 10/27/06	5.34 to 5.39 (b)(c)	31,000	31,000
American Express Credit Corp.
10/5/06	5.43 (c)	95,000	95,012
ASIF Global Financing XXX
10/23/06	5.34 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
10/23/06	5.33 (b)(c)	26,000	26,000
Banque Federative du Credit Mutuel (BFCM)
10/13/06	5.33 (b)(c)	115,000	115,000
Bayerische Landesbank Girozentrale
10/16/06 to 11/20/06	5.43 to 5.52 (c)	135,000	135,000
BMW U.S. Capital LLC
10/16/06	5.33 (c)	16,000	16,000
BNP Paribas SA
10/26/06	5.30 (b)(c)	67,400	67,400
Caja Madrid SA
1/19/07	5.37 (c)	37,000	37,000
Calyon New York Branch
10/2/06	5.27 (c)	55,000	54,984
Commonwealth Bank of Australia
10/24/06	5.33 (c)	26,000	26,000
Cullinan Finance Corp.
10/25/06 to 6/25/07	5.29 to 5.46 (b)(c)	231,000	230,977
DnB Nor ASA
10/25/06	5.32 (b)(c)	205,000	205,000
Eli Lilly Services, Inc.
10/2/06	5.32 (b)(c)	25,000	25,000
General Electric Capital Corp.
10/10/06 to 10/17/06	5.35 to 5.46 (c)	377,500	377,575
Genworth Life Insurance Co.
10/2/06	5.41 (c)(e)	15,000	15,000
Harrier Finance Funding LLC
12/20/06	5.37 (b)(c)	8,000	8,000
Hartford Life Global Funding Trust
10/16/06	5.35 (c)	35,000	35,000
HSBC Finance Corp.
10/24/06	5.36 (c)	37,000	37,000
HSBC USA, Inc.
10/16/06	5.31 (c)	45,000	45,000
HSH Nordbank AG
10/23/06	5.36 (b)(c)	36,000	36,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
ING USA Annuity & Life Insurance Co.
12/26/06	5.48% (c)(e)	$ 18,000	$ 18,000
Intesa Bank Ireland PLC
10/25/06	5.33 (b)(c)	170,000	170,000
K2 (USA) LLC
12/11/06	5.36 (b)(c)	35,000	34,997
Kestrel Funding PLC US LLC 144A
10/26/06	5.34 (b)(c)	9,000	9,000
Links Finance LLC
10/16/06	5.29 (b)(c)	60,000	59,998
Merrill Lynch & Co., Inc.
10/4/06 to 10/16/06	5.34 to 5.58 (c)	193,000	193,222
Metropolitan Life Insurance Co.
10/6/06	5.34 (b)(c)	29,087	29,087
Morgan Stanley
10/2/06 to 10/27/06	5.35 to 5.46 (c)	275,000	275,005
Natexis Banques Populaires NY CD
10/2/06	5.29 (c)	151,000	150,978
Nordea Bank AB
10/2/06	5.27 (c)	89,000	88,974
Pacific Life Global Funding
10/13/06	5.38 (c)	5,000	5,000
10/4/06	5.38 (b)(c)	22,500	22,500
RACERS
10/23/06	5.35 (b)(c)	65,000	65,000
Royal Bank of Scotland PLC
10/23/06	5.32 (b)(c)	85,000	85,000
Security Life of Denver Insurance Co.
11/28/06	5.48 (c)(e)	14,000	14,000
Sigma Finance, Inc.
10/16/06 to 12/11/06	5.33 to 5.36 (b)(c)	105,000	104,993
Skandinaviska Enskilda Banken
10/10/06	5.28 (c)	98,000	97,976
Societe Generale
10/2/06	5.30 (b)(c)	76,000	76,000
10/31/06	5.28 (c)	250,000	249,947
UniCredito Italiano Bank (Ireland) PLC
10/16/06	5.34 (b)(c)	120,000	120,000
10/30/06	5.29 (c)	65,000	64,987
Wachovia Asset Securitization Issuance LLC
10/25/06	5.32 (b)(c)	8,551	8,551
Washington Mutual Bank
11/27/06 to 11/30/06	5.38 (c)	131,000	131,000

Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Washington Mutual Bank FA
10/16/06 to 10/24/06	5.31% (c)	$ 62,000	$ 62,000
10/31/06	5.47 (b)(c)	81,000	81,000
Washington Mutual Bank, California
10/20/06 to 11/28/06	5.37 to 5.44 (c)	61,000	61,001
Wells Fargo & Co.
10/2/06 to 10/16/06	5.34 to 5.38 (c)	120,000	120,001
WestLB AG
10/10/06 to 12/29/06	5.37 to 5.40 (b)(c)	92,000	92,000
Westpac Banking Corp.
12/11/06	5.43 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			4,383,165
Short-Term Notes - 1.8%

Hartford Life Insurance Co.
12/1/06	5.55 (c)(e)	25,000	25,000
Jackson National Life Insurance Co.
10/1/06	5.65 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
10/2/06	5.63 (c)(e)	30,000	30,000
10/30/06	5.42 (b)(c)	10,000	10,000
Monumental Life Insurance Co.
10/2/06	5.47 to 5.50 (c)(e)	20,000	20,000
New York Life Insurance Co.
12/29/06	5.45 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
11/1/06	5.66 (c)(e)	35,000	35,000
TOTAL SHORT-TERM NOTES			225,000
Asset-Backed Securities - 0.6%

Master Funding Trust I
1/25/07 to 3/26/07	5.36 (c)	63,449	63,449
Wind Trust
2/25/07	5.33 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			75,449
Municipal Securities - 0.8%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.33%, VRDN (c)		50,000	50,000
Mississippi Gen. Oblig. Series B, 5.31%, VRDN (c)		50,115	50,115
TOTAL MUNICIPAL SECURITIES			100,115
Repurchase Agreements - 18.8%
	Maturity Amount (000s)		Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/29/06 due 10/2/06 at:
5.4%	$ 716		$ 716
5.4%	302,180		302,044
With:
Banc of America Securities LLC at 5.42%, dated 9/29/06 due 10/2/06 (Collateralized by U.S. Treasury Obligations valued at $515,000,000, 0%, 5/15/08 - 8/15/22)	500,226		500,000
Barclays Capital, Inc. at 5.46%, dated 9/29/06 due 10/2/06 (Collateralized by Equity Securities valued at $220,500,012)	210,096		210,000
Citigroup Global Markets, Inc. at 5.44%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $511,020,001, 4% - 8%, 5/15/09 - 4/25/36)	501,227		501,000
Deutsche Bank Securities, Inc. at 5.35%, dated 9/11/06 due 10/11/06 (Collateralized by Corporate Obligations valued at $38,760,001, 6.5% - 10.89%, 3/15/08 - 10/1/10)	38,169		38,000
Goldman Sachs & Co. at 5.48%, dated:
8/21/06 due 11/21/06 (Collateralized by Corporate Obligations valued at:
$118,650,001, 5.88% - 11.5%, 10/15/07 - 8/1/26) (c)(d)	114,583		113,000
$165,900,000, 10.75% - 11%, 4/1/09 - 12/15/15) (c)(d)	160,213		158,000
9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $77,700,000, 0% - 13.43%, 6/12/09 - 9/25/36)	74,034		74,000
Lehman Brothers, Inc. at 5.5%, dated 9/29/06 due 10/2/06 (Collateralized by U.S. Treasury Obligations valued at $408,750,709, 2% - 8.13%, 5/15/08 - 4/15/29)	400,183		400,000
Merrill Lynch, Pierce, Fenner & Smith at 5.49%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $113,587,914, 3.88% - 13.96%, 10/9/06 - 12/15/29) (c)(d)	109,482		108,000
TOTAL REPURCHASE AGREEMENTS		2,404,760
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,792,001)	12,792,001
NET OTHER ASSETS - (0.2)%	(30,087)
NET ASSETS - 100%	$ 12,761,914
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,917,949,000 or 15.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $581,000,000 or 4.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.38%, 10/5/06	8/29/06	$ 78,000
Bear Stearns Companies, Inc. 5.38%, 10/6/06	5/1/06	$ 35,000
Genworth Life Insurance Co. 5.41%, 10/2/06	7/31/06	$ 15,000
Goldman Sachs Group, Inc.: 5.38%, 10/10/06	1/9/06	$ 59,000
5.39%, 10/11/06	10/11/05	$ 16,000
5.39%, 10/10/06	11/10/05	$ 60,000
5.45%, 11/27/06	8/26/04	$ 71,000
Hartford Life Insurance Co. 5.55%, 12/1/06	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.65%, 10/1/06	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 5.63%, 10/2/06	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.47%, 10/2/06	9/17/98	$ 10,000
5.5%, 10/2/06	3/12/99	$ 10,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02 - 12/19/02	$ 95,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.66%, 11/1/06	4/28/00	$ 35,000
Income Tax Information
At March 31, 2006, the fund had a capital loss carryforward of approximately $1,353,000 of which $119,000, $500,000 and $734,000 will expire on March 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,404,760) - See accompanying schedule: Unaffiliated issuers (cost $12,792,001)		$ 12,792,001
Cash		57
Receivable for fund shares sold		250
Interest receivable		78,852
Prepaid expenses		5
Receivable from investment adviser for expense reductions		209
Total assets		12,871,374

Liabilities
Payable for investments purchased	$ 85,523
Payable for fund shares redeemed	152
Distributions payable	20,408
Accrued management fee	2,150
Distribution fees payable	746
Other affiliated payables	256
Other payables and accrued expenses	225
Total liabilities		109,460

Net Assets		$ 12,761,914
Net Assets consist of:
Paid in capital		$ 12,763,467
Undistributed net investment income		21
Accumulated undistributed net realized gain (loss) on investments		(1,574)
Net Assets		$ 12,761,914

Class I: Net Asset Value, offering price and redemption price per share ($9,002,473 ÷ 9,002,843 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($939,836 ÷ 939,799 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,685,691 ÷ 2,686,393 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($133,914 ÷ 133,926 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)

Investment Income
Interest (including $38 from affiliated interfund lending)		$ 383,000

Expenses
Management fee	$ 14,717
Transfer agent fees	1,131
Distribution fees	4,747
Accounting fees and expenses	537
Custodian fees and expenses	102
Independent trustees' compensation	28
Registration fees	284
Audit	54
Legal	21
Miscellaneous	39
Total expenses before reductions	21,660
Expense reductions	(2,184)	19,476
Net investment income		363,524
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(206)
Net increase in net assets resulting from operations		$ 363,318

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 363,524	$ 405,467
Net realized gain (loss)	(206)	(209)
Net increase in net assets resulting from operations	363,318	405,258
Distributions to shareholders from net investment income	(363,532)	(405,498)
Share transactions - net increase (decrease)	(442,812)	3,156,482
Total increase (decrease) in net assets	(443,026)	3,156,242

Net Assets
Beginning of period	13,204,940	10,048,698
End of period (including undistributed net investment income of $21 and undistributed net investment income of $29, respectively)	$ 12,761,914	$ 13,204,940

Financial Highlights - Class I

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.036	.016	.010	.016	.031
Distributions from net investment income	(.025)	(.036)	(.016)	(.010)	(.016)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.54%	3.67%	1.62%	1.00%	1.56%	3.17%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	5.00% A	3.70%	1.68%	.99%	1.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 9,002	$ 8,819	$ 8,158	$ 6,153	$ 4,434	$ 6,782

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.035	.015	.008	.014	.030
Distributions from net investment income	(.024)	(.035)	(.015)	(.008)	(.014)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.46%	3.52%	1.47%	.85%	1.42%	3.01%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	4.85% A	3.55%	1.53%	.84%	1.41%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 940	$ 1,706	$ 661	$ 176	$ 188	$ 886

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.034	.014	.007	.013	.029
Distributions from net investment income	(.024)	(.034)	(.014)	(.007)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.41%	3.41%	1.36%	.74%	1.31%	2.91%
Ratios to Average Net Assets D
Expenses before reductions	.48% A	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	4.75% A	3.45%	1.43%	.74%	1.32%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 2,686	$ 2,549	$ 1,123	$ 898	$ 1,187	$ 1,407

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.036	.016	.009	.015	.004
Distributions from net investment income	(.025)	(.036)	(.016)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.51%	3.62%	1.57%	.95%	1.51%	.37%
Ratios to Average Net Assets E
Expenses before reductions	.28% A	.28%	.28%	.28%	.29%	.27% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income	4.95% A	3.65%	1.63%	.94%	1.52%	1.44% A
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 132	$ 106	$ 114	$ 134	$ 5

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	52.8	62.1	53.0
31 - 90	32.0	25.2	35.2
91 - 180	9.5	5.3	7.3
181 - 397	5.7	7.4	4.5
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Money Market Portfolio	53 Days	45 Days	41 Days
All Taxable Money Market Funds Average *	41 Days	38 Days	38 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
Corporate Bonds 0.5%	Corporate Bonds 0.1%
Commercial Paper 24.4%	Commercial Paper 29.2%
Bank CDs, BAs, TDs, and Notes 56.9%	Bank CDs, BAs, TDs, and Notes 52.8%
Government Securities 2.0%	Government Securities 0.4%
Repurchase Agreements 16.2%	Repurchase Agreements 17.8%
Net Other Assets 0.0%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 23.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.4%
Huntington National Bank, Columbus
11/21/06	5.51%	$ 20,000	$ 20,000
Washington Mutual Bank FA
11/22/06	4.79	75,000	74,989
			94,989
London Branch, Eurodollar, Foreign Banks - 9.4%
Barclays Bank PLC
10/24/06	5.33	175,000	175,000
BNP Paribas SA
12/8/06	5.33	160,000	160,000
Calyon
10/24/06 to 2/12/07	4.92 to 5.22	335,000	334,989
Credit Industriel et Commercial
10/24/06 to 4/10/07	4.76 to 5.40	689,000	689,000
Deutsche Bank AG
1/30/07	4.86	160,000	160,000
Dresdner Bank AG
3/5/07	5.40	75,000	75,000
HBOS Treasury Services PLC
12/5/06 to 12/14/06	5.35	237,000	237,000
Landesbank Hessen-Thuringen
12/8/06 to 12/15/06	5.35 to 5.36	220,000	220,000
Norddeutsche Landesbank
11/8/06	5.32	180,000	180,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	210,000	210,000
			2,440,989
New York Branch, Yankee Dollar, Foreign Banks - 13.8%
BNP Paribas SA
10/30/06 to 6/11/07	4.81 to 5.45	745,000	744,999
Canadian Imperial Bank of Commerce
10/16/06 to 10/23/06	5.31 to 5.41 (c)	385,000	385,000
Credit Suisse First Boston
10/23/06 to 12/12/06	4.75 to 5.50 (c)	545,000	545,000
Credit Suisse Group
6/4/07	5.40 to 5.43	267,000	267,000
DEPFA BANK PLC
1/25/07	5.33	80,000	80,000
Deutsche Bank AG
12/4/06 to 2/5/07	4.90 to 5.45 (c)	260,000	260,000
Mizuho Corporate Bank Ltd.
10/23/06 to 1/29/07	5.34 to 5.56	609,000	609,000

Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Sumitomo Mitsui Banking Corp.
11/14/06 to 1/26/07	5.34 to 5.40%	$ 290,000	$ 290,000
Toronto-Dominion Bank
12/8/06	5.35	270,000	270,000
Unicredito Italiano Spa
11/20/06	5.26	145,000	145,000
			3,595,999
TOTAL CERTIFICATES OF DEPOSIT			6,131,977
Commercial Paper - 24.4%

Aegis Finance LLC
11/10/06	5.06	30,000	29,824
Apache Corp.
10/16/06	5.36	25,000	24,944
10/16/06	5.36 (b)	35,082	35,004
Aquifer Funding LLC
10/4/06 to 10/5/06	5.32	367,000	366,791
Aspen Funding Corp.
12/22/06	5.33	25,000	24,700
Bavaria TRR Corp.
10/11/06 to 10/25/06	5.31 to 5.32	628,067	626,220
Bryant Park Funding LLC
11/2/06	5.45	27,160	27,030
Caisse Nat Des Caisses D Epargne
2/2/07	5.33 (b)	60,000	58,918
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/16/06 to 11/14/06	5.32 to 5.33	159,550	158,881
Citigroup Funding, Inc.
11/16/06 to 11/17/06	5.33	45,000	44,691
ConocoPhillips Qatar Funding Ltd.
10/24/06 to 11/20/06	5.42 to 5.52 (b)	14,000	13,904
Countrywide Financial Corp.
10/18/06 to 11/1/06	5.32 to 5.43	206,000	205,251
Cullinan Finance Corp.
12/13/06 to 1/23/07	5.37 to 5.56 (b)	40,000	39,380
Danske Corp.
11/10/06	4.89	150,000	149,207
Davis Square Funding V Corp.
10/16/06 to 12/14/06	5.35 to 5.40	122,500	121,480
DZ Bank AG
10/23/06 to 11/10/06	5.06 to 5.33	71,944	71,620
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Emerald (MBNA Credit Card Master Note Trust)
11/1/06 to 12/14/06	5.33 to 5.47%	$ 666,492	$ 660,919
FCAR Owner Trust
10/16/06 to 1/24/07	5.33 to 5.57	384,250	380,000
Giro Funding US Corp.
11/15/06 to 12/4/06	5.32 to 5.35	150,000	148,872
Grampian Funding LLC
10/23/06 to 3/5/07	5.32 to 5.52	377,000	372,072
Grenadier Funding Corp.
11/16/06 to 12/13/06	5.33 to 5.36	44,492	44,088
Harrier Finance Funding LLC
10/20/06 to 11/3/06	5.32 to 5.33 (b)	145,400	144,728
John Deere Capital Corp.
11/2/06	5.47	8,000	7,962
Monument Gardens Funding
10/23/06 to 12/11/06	5.30 to 5.36	377,304	375,602
Motown Notes Program
11/2/06 to 12/18/06	5.33 to 5.52	317,796	315,304
National Rural Utils. Coop. Finance Corp.
11/6/06	5.32	13,380	13,309
Nationwide Building Society
11/3/06	5.46	120,000	119,408
Nelnet Student Funding Ext Cp LLC
10/3/06 to 12/15/06	5.32 to 5.36	87,714	87,227
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39	294,694	289,088
Park Granada LLC
11/28/06 to 12/5/06	5.35 to 5.36	67,000	66,387
Sigma Finance, Inc.
12/7/06	5.35 (b)	35,000	34,661
Skandinaviska Enskilda Banken AB
10/30/06	5.29 (c)	125,000	125,000
Strand Capital LLC
10/3/06 to 2/20/07	5.14 to 5.38	370,000	365,719
Stratford Receivables Co. LLC
10/12/06 to 1/8/07	5.31 to 5.35	513,800	511,248
Thames Asset Global Securities No. 1, Inc.
11/7/06 to 12/14/06	5.32 to 5.35	55,263	54,864

Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Verizon Communications, Inc.
1/12/07	5.45% (b)	$ 220,000	$ 216,626
Zenith Funding Corp.
12/13/06	5.36 (b)	30,000	29,678
TOTAL COMMERCIAL PAPER			6,360,607
Federal Agencies - 2.0%

Fannie Mae - 0.5%
9/5/07	5.53	138,000	138,000
Federal Home Loan Bank - 1.5%
8/15/07 to 9/14/07	5.42 to 5.56	395,000	394,990
TOTAL FEDERAL AGENCIES			532,990
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
10/16/06	5.31 (c)	15,000	15,000
Master Notes - 2.4%

Asset Funding Co. III LLC
10/5/06	5.38 (c)(e)	151,000	151,000
Bear Stearns Companies, Inc.
10/6/06	5.38 (c)(e)	45,000	45,000
Goldman Sachs Group, Inc.
10/11/06 to 11/27/06	5.39 to 5.45 (c)(e)	427,000	427,000
TOTAL MASTER NOTES			623,000
Medium-Term Notes - 27.9%

AIG Matched Funding Corp.
10/3/06 to 11/15/06	5.40 to 5.52 (c)	300,000	300,000
Allstate Life Global Funding II
10/10/06 to 10/27/06	5.34 to 5.39 (b)(c)	81,000	81,000
Australia & New Zealand Banking Group Ltd.
10/23/06	5.33 (b)(c)	44,000	44,000
Banco Santander Totta SA
10/16/06	5.33 (b)(c)	190,000	190,000
Banque Federative du Credit Mutuel (BFCM)
10/13/06	5.33 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
10/16/06 to 11/20/06	5.43 to 5.52 (c)	270,000	270,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
BellSouth Corp.
4/26/07	5.34% (b)	$ 160,000	$ 158,954
BMW U.S. Capital LLC
10/16/06	5.33 (c)	19,000	19,000
10/5/06	5.30 (c)(e)	26,000	26,000
Caja Madrid SA
1/19/07	5.37 (c)	78,000	78,000
Calyon New York Branch
10/2/06	5.27 (c)	90,000	89,973
Commonwealth Bank of Australia
10/24/06	5.33 (c)	41,000	41,000
ConocoPhillips
10/11/06	5.51 (c)	42,000	42,000
Countrywide Bank, Alexandria Virginia
10/15/06 to 10/16/06	5.34 (c)	109,000	108,995
Cullinan Finance Corp.
10/10/06 to 6/25/07	5.29 to 5.38 (b)(c)	394,000	393,955
DnB Nor ASA
10/25/06	5.32 (b)(c)	279,000	279,000
Eli Lilly Services, Inc.
10/2/06	5.32 (b)(c)	40,000	40,000
General Electric Capital Corp.
10/10/06	5.35 (c)	200,000	200,000
Genworth Life Insurance Co.
10/2/06	5.41 (c)(e)	40,000	40,000
Harrier Finance Funding LLC
12/20/06	5.37 (b)(c)	17,000	17,000
HBOS Treasury Services PLC
11/20/06	5.46 (b)(c)	18,000	18,005
12/27/06	5.46 (c)	150,000	150,000
HSBC Finance Corp.
10/6/06 to 10/24/06	5.32 to 5.36 (c)	301,000	301,000
HSBC USA, Inc.
10/16/06	5.31 (c)	100,000	100,000
HSH Nordbank AG
10/23/06	5.36 (b)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
12/26/06	5.48 (c)(e)	30,000	30,000
Intesa Bank Ireland PLC
10/25/06	5.33 (b)(c)	260,000	260,000
K2 (USA) LLC
12/11/06	5.36 (b)(c)	68,000	67,994
Kestrel Funding PLC US LLC 144A
10/2/06 to 10/26/06	5.31 to 5.34 (b)(c)	75,000	74,997
Links Finance LLC
10/16/06 to 10/19/06	5.29 (b)(c)	160,000	159,995

Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Merrill Lynch & Co., Inc.
10/4/06 to 10/16/06	5.34 to 5.58% (c)	$ 288,000	$ 288,372
Metropolitan Life Insurance Co.
10/6/06	5.34 (b)(c)	40,994	40,994
Morgan Stanley
10/2/06 to 10/27/06	5.35 to 5.46 (c)	379,000	379,002
Natexis Banques Populaires NY CD
10/2/06	5.29 (c)	247,000	246,964
Nationwide Building Society
12/28/06	5.42 (b)(c)	20,000	20,007
Nordea Bank AB
10/2/06	5.27 (c)	133,000	132,961
Northern Rock PLC
10/5/06	5.33 (b)(c)	45,000	45,000
Pacific Life Global Funding
10/13/06	5.38 (c)	10,000	10,000
10/4/06	5.38 (b)(c)	25,000	25,000
RACERS
10/23/06	5.35 (b)(c)	170,000	170,000
Royal Bank of Canada
10/10/06	5.36 (c)	20,000	20,000
Royal Bank of Scotland PLC
10/23/06	5.32 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
11/28/06	5.48 (c)(e)	20,000	20,000
Sigma Finance, Inc.
10/16/06 to 12/11/06	5.33 to 5.36 (b)(c)	199,000	198,986
Skandinaviska Enskilda Banken
10/10/06	5.28 (c)	160,000	159,960
Societe Generale
10/31/06	5.28 (c)	360,000	359,924
Travelers Insurance Co.
10/1/06	5.60 (c)(e)	30,000	30,000
UniCredito Italiano Bank (Ireland) PLC
10/16/06	5.34 (b)(c)	175,000	175,000
10/30/06	5.29 (c)	95,000	94,981
Verizon Global Funding Corp.
12/15/06	5.50 (b)(c)	272,000	272,000
Wachovia Asset Securitization Issuance LLC
10/25/06	5.32 (b)(c)	11,402	11,402
Washington Mutual Bank
11/27/06 to 11/30/06	5.38 (c)	193,000	193,000
Washington Mutual Bank FA
10/16/06 to 10/24/06	5.31 (c)	92,405	92,405
10/31/06	5.47 (b)(c)	135,000	135,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Washington Mutual Bank, California
10/20/06 to 11/28/06	5.37 to 5.44% (c)	$ 90,700	$ 90,703
WestLB AG
10/10/06 to 12/29/06	5.37 to 5.40 (b)(c)	117,000	117,000
Westpac Banking Corp.
12/11/06	5.43 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			7,246,529
Short-Term Notes - 2.3%

Hartford Life Insurance Co.
12/1/06	5.55 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
10/1/06	5.65 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
10/2/06	5.63 (c)(e)	65,000	65,000
10/30/06	5.42 (b)(c)	25,000	25,000
Monumental Life Insurance Co.
10/2/06	5.47 to 5.50 (c)(e)	91,000	91,000
New York Life Insurance Co.
12/29/06	5.45 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
11/1/06	5.66 (c)(e)	95,000	95,000
TOTAL SHORT-TERM NOTES			603,000
Asset-Backed Securities - 0.5%

Master Funding Trust I
1/25/07 to 3/26/07	5.36 (c)	121,216	121,216
Wind Trust
2/25/07	5.33 (b)(c)	19,000	19,000
TOTAL ASSET-BACKED SECURITIES			140,216
Municipal Securities - 0.6%

Florida Hurricane Catastrophe Fund Bonds 5.34% 10/15/06 (c)		150,000	150,000
Repurchase Agreements - 16.2%
	Maturity Amount (000s)		Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 9/29/06 due 10/2/06 at:
5.4%	$ 851		$ 851
5.4%	2,393		2,392
With:
Banc of America Securities LLC at:
5.42%, dated 9/29/06 due 10/2/06 (Collateralized by Commercial Paper Obligations valued at $88,740,001, 0% - 5.33%, 11/3/06 - 9/25/07)	87,039		87,000
5.44%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $235,620,001, 4.75% - 8.5%, 5/15/10 - 10/1/36)	231,105		231,000
5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $245,700,001, 4.1% - 11.63%, 10/2/06 - 3/15/38)	234,107		234,000
Citigroup Global Markets, Inc. at 5.43%, dated 9/29/06 due 10/2/06 (Collateralized by U.S. Treasury Obligations valued at $1,020,000,419, 3.5% - 5.13%, 3/31/08 - 8/15/14)	1,000,452		1,000,000
Credit Suisse First Boston, Inc. at 5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $291,901,362, 0% - 11.3%, 2/1/08 - 12/12/44)	278,127		278,000
Deutsche Bank Securities, Inc. at 5.35%, dated 9/11/06 due 10/11/06 (Collateralized by Corporate Obligations valued at $79,560,000, 6.5% - 12.25%, 3/15/08 - 8/15/12)	78,348		78,000
Goldman Sachs & Co. at:
5.45%, dated 9/29/06 due 10/2/06 (Collateralized by U.S. Government Obligations valued at $229,500,000, 5.5%, 1/1/21)	225,102		225,000
5.48%, dated 8/21/06 due 11/21/06:
(Collateralized by Corporate Obligations valued at $228,900,001, 7.13% - 11.38%, 4/15/11 - 2/1/16) (c)(d)	221,053		218,000
(Collateralized by Mortgage Loan Obligations valued at $311,100,001, 5.38%, 10/25/36) (c)(d)	309,271		305,000

	Maturity Amount (000s)		Value (Note 1) (000s)
With: - continued
Lehman Brothers, Inc. at 5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Mortgage Loan Obligations valued at $787,502,310, 0% - 19.07%, 1/18/11 - 9/28/46)	$ 750,343		$ 750,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.42%, dated 9/29/06 due 10/2/06 (Collateralized by Corporate Obligations valued at $168,301,856, 4.75% - 7.75%, 3/1/07 - 9/27/36)	165,075		165,000
5.48%, dated 9/29/06 due 10/2/06 (Collateralized by Equity Securities valued at $491,440,780)	468,214		468,000
5.49%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $185,106,874, 6.3% - 10.19%, 1/2/07 - 7/2/26) (c)(d)	178,416		176,000
TOTAL REPURCHASE AGREEMENTS		4,218,243
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $26,021,562)	26,021,562
NET OTHER ASSETS - 0.0%	(12,052)
NET ASSETS - 100%	$ 26,009,510
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,909,188,000 or 15.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,347,000,000 or 5.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.38%, 10/5/06	8/29/06	$ 151,000
Bear Stearns Companies, Inc. 5.38%, 10/6/06	5/1/06	$ 45,000
BMW U.S. Capital LLC 5.3%, 10/5/06	9/6/06	$ 26,000
Genworth Life Insurance Co. 5.41%, 10/2/06	4/3/06	$ 40,000
Goldman Sachs Group, Inc.: 5.39%, 10/11/06	10/11/05	$ 206,000
5.45%, 11/27/06	8/26/04	$ 221,000
Hartford Life Insurance Co. 5.55%, 12/1/06	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.65%, 10/1/06	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 5.63%, 10/2/06	3/26/02	$ 65,000
Monumental Life Insurance Co.: 5.47%, 10/2/06	7/31/98 - 9/17/98	$ 36,000
5.5%, 10/2/06	3/12/99	$ 55,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.66%, 11/1/06	4/28/00	$ 95,000
Travelers Insurance Co. 5.6%, 10/1/06	3/31/06	$ 30,000
Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $3,944,000 of which $414,000, $535,000, $517,000 and $2,478,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,218,243) - See accompanying schedule: Unaffiliated issuers (cost $26,021,562)		$ 26,021,562
Cash		140
Receivable for investments sold		25,000
Receivable for fund shares sold		78,858
Interest receivable		140,276
Prepaid expenses		7
Receivable from investment adviser for expense reductions		1,232
Other receivables		318
Total assets		26,267,393

Liabilities
Payable for investments purchased	$ 186,841
Payable for fund shares redeemed	37,587
Distributions payable	27,151
Accrued management fee	4,488
Distribution fees payable	417
Other affiliated payables	801
Other payables and accrued expenses	598
Total liabilities		257,883

Net Assets		$ 26,009,510
Net Assets consist of:
Paid in capital		$ 26,013,665
Distributions in excess of net investment income		(115)
Accumulated undistributed net realized gain (loss) on investments		(4,040)
Net Assets		$ 26,009,510

Class I: Net Asset Value, offering price and redemption price per share ($23,686,365 ÷ 23,688,793 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($499,982 ÷ 500,084 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,581,751 ÷ 1,582,516 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($241,412 ÷ 241,460 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)

Investment Income
Interest (including $50 from affiliated interfund lending)		$ 632,031

Expenses
Management fee	$ 24,177
Transfer agent fees	1,844
Distribution fees	2,214
Accounting fees and expenses	740
Custodian fees and expenses	158
Independent trustees' compensation	43
Appreciation in deferred trustee compensation account	5
Registration fees	629
Audit	73
Legal	30
Interest	135
Miscellaneous	60
Total expenses before reductions	30,108
Expense reductions	(6,041)	24,067
Net investment income		607,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3)
Net increase in net assets resulting from operations		$ 607,961

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 607,964	$ 581,681
Net realized gain (loss)	(3)	(83)
Net increase in net assets resulting from operations	607,961	581,598
Distributions to shareholders from net investment income	(607,953)	(581,650)
Share transactions - net increase (decrease)	5,628,190	7,882,458
Total increase (decrease) in net assets	5,628,198	7,882,406

Net Assets
Beginning of period	20,381,312	12,498,906
End of period (including distributions in excess of net investment income of $115 and distributions in excess of net investment income of $126, respectively)	$ 26,009,510	$ 20,381,312

Financial Highlights - Class I

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.036	.016	.010	.016	.032
Distributions from net investment income	(.025)	(.036)	(.016)	(.010)	(.016)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.55%	3.69%	1.58%	1.03%	1.59%	3.20%
Ratios to Average Net Assets D
Expenses before reductions	.23% A	.23%	.23%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.18% A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.18%	.18%
Net investment income	5.04% A	3.71%	1.50%	1.03%	1.58%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 23,686	$ 18,848	$ 11,389	$ 18,841	$ 16,325	$ 17,038

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.035	.014	.009	.014	.030
Distributions from net investment income	(.024)	(.035)	(.014)	(.009)	(.014)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.47%	3.53%	1.43%	.88%	1.46%	3.04%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.38%	.38%	.38%	.38%	.37%
Expenses net of fee waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.33%	.33%	.33%	.33%	.33%
Net investment income	4.89% A	3.56%	1.35%	.87%	1.43%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 500	$ 319	$ 168	$ 260	$ 206	$ 376

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.034	.013	.008	.013	.029
Distributions from net investment income	(.024)	(.034)	(.013)	(.008)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.42%	3.43%	1.33%	.78%	1.34%	2.94%
Ratios to Average Net Assets D
Expenses before reductions	.48% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Net investment income	4.79% A	3.46%	1.25%	.77%	1.33%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,582	$ 1,074	$ 926	$ 456	$ 439	$ 784

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.036	.015	.010	.015	.004
Distributions from net investment income	(.025)	(.036)	(.015)	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.52%	3.64%	1.53%	.98%	1.54%	.38%
Ratios to Average Net Assets E
Expenses before reductions	.28% A	.29%	.28%	.28%	.28%	.27% A
Expenses net of fee waivers, if any	.23% A	.23%	.23%	.23%	.23%	.23% A
Expenses net of all reductions	.23% A	.23%	.23%	.23%	.23%	.23% A
Net investment income	4.99% A	3.66%	1.45%	.98%	1.53%	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 241,412	$ 141,102	$ 16,279	$ 161,505	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 9/30/06	% of fund's investments 3/31/06	% of fund's investments 9/30/05
0 - 30	94.3	91.0	91.9
31 - 90	0.7	0.6	0.8
91 - 180	1.0	6.1	0.4
181 - 397	4.0	2.3	6.9
Weighted Average Maturity
	9/30/06	3/31/06	9/30/05
Tax-Exempt Portfolio	20 Days	20 Days	27 Days
All Tax-Free Money Market Funds Average *	26 Days	23 Days	28 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2006	As of March 31, 2006
Variable Rate Demand Notes (VRDNs) 90.5%	Variable Rate Demand Notes (VRDNs) 83.3%
Commercial Paper (including CP Mode) 0.5%	Commercial Paper (including CP Mode) 6.2%
Tender Notes and Bonds 1.2%	Tender Notes and Bonds 2.4%
Municipal Notes 4.0%	Municipal Notes 3.8%
Municipal Bonds 0.3%	Municipal Bonds 0.3%
Fidelity Tax-Free Cash Central Fund 2.5%	Fidelity Tax-Free Cash Central Fund 2.8%
Net Other Assets 1.0%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.6%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	$ 6,623	$ 6,623
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	17,190	17,190
Health Care Auth. for Baptist Health Series A2, 3.74% (MBIA Insured), VRDN (c)	50,000	50,000
Jefferson County Swr. Rev.:
Participating VRDN:
Series EGL 02 6020 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	9,830	9,830
Series MS 00 397, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	8,545	8,545
Series 2002 C2, 3.76% (XL Cap. Assurance, Inc. Insured), VRDN (c)	7,300	7,300
Series 2003 B7, 3.76% (XL Cap. Assurance, Inc. Insured), VRDN (c)	6,000	6,000
Subseries 2003 B6, 3.78% (XL Cap. Assurance, Inc. Insured), VRDN (c)	12,300	12,300
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 3.78%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	5,725	5,725
Tuscaloosa Spl. Care Facilities Fing. Auth. Residential Care Family Mortgage Rev. (Capstone Village Proj.) Series C, 3.76%, LOC BNP Paribas SA, VRDN (c)	12,250	12,250
		135,763
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.84% (Liquidity Facility Bank of America NA) (c)(e)	1,160	1,160
Series DB 131, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	4,920	4,920
Series PA 1298, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,000	5,000
Series Solar 06 22, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,010	5,010
Anchorage Wastewtr. Rev. Participating VRDN Series DB 128, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,915	6,915
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series B, 3.85%, VRDN (c)	32,000	32,000
3.85%, VRDN (c)	12,200	12,200
		67,205

	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 1.1%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Putters 690, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 3,520	$ 3,520
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,125	4,125
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,860	5,860
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.81% (Liquidity Facility BNP Paribas SA) (c)(e)	6,325	6,325
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series Solar 06 23, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	15,610	15,610
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	95	95
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,110	4,110
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 3.8%, LOC Bank of America NA, VRDN (c)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series MS 06 1430, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	4,150	4,150
Series PT 1512, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,640	1,640
Series ROC II R 640, 3.78% (Liquidity Facility Citibank NA) (c)(e)	7,440	7,440
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 3.77% (FGIC Insured), VRDN (c)	19,000	19,000
		89,875
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 3.79% (MBIA Insured), VRDN (c)	1,950	1,950
California - 0.5%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 3.94% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	14,995	14,995
Dublin Unified School District Participating VRDN Series PT 2633, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Irwindale Cmnty. Dev. Agcy. Tax Participating VRDN Series PT 3542, 3.76% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	$ 7,125	$ 7,125
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,290	4,290
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2474, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	60	60
San Mateo County Trans. District Sales Tax Rev. Participating VRDN Series PT 1914, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,125	5,125
Sunnyvale School District Participating VRDN Series PT 2710, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,630	3,630
		41,225
Colorado - 2.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 3667, 3.77% (Liquidity Facility DEPFA Bank PLC) (c)(e)	3,640	3,640
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,700	4,700
Centerra Metropolitan District No. 1 Rev. 3.77%, LOC BNP Paribas SA, VRDN (c)	12,000	12,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series Putters 1390, 3.81% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	14,900	14,900
Series TOC 06 Z2, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	4,700	4,700
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02 1094, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.9%, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500
(Catholic Health Initiatives Proj.) Series B2, 3.78% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	11,000	11,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	25,200	25,200

	Principal Amount (000s)	Value (Note 1) (000s)
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 3.83% (Liquidity Facility Societe Generale) (c)(e)	$ 17,000	$ 17,000
Series SGB 28, 3.78% (Liquidity Facility Societe Generale) (c)(e)	12,000	12,000
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,645	5,645
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	14,110	14,110
Commerce City Northern Infrastructure Gen. Impt. District 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	12,660	12,660
Series MS 00 425, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	8,995	8,995
Series Putters 1450, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,000	6,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series PZ 112, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,755	12,755
Jefferson County School District #R1 Participating VRDN Series PT 2716, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,270	5,270
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	6,905	6,905
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.8%, VRDN (c)	3,500	3,500
Westminster Econ. Dev. Auth. (Mandalay Gardens Urban Renewal Area Proj.) 3.75%, LOC DEPFA Bank PLC, VRDN (c)	10,880	10,880
		222,165
Delaware - 0.2%
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 3.8%, LOC Allied Irish Banks PLC, VRDN (c)	20,650	20,650
District Of Columbia - 0.7%
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	15,600	15,600
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 852, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	10,910	10,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Gen. Oblig. Participating VRDN: - continued
Series ROC II 99 10, 3.78% (Liquidity Facility Citibank NA) (c)(e)	$ 3,965	$ 3,965
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN Series PT 2780, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,505	5,505
District of Columbia Rev. (DC Preparatory Academy Proj.) 3.79%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,500	5,500
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series Floaters 06 3, 3.78% (Liquidity Facility BNP Paribas SA) (c)(e)	7,205	7,205
Series PA 612, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,320	5,320
		54,005
Florida - 8.7%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock Univ. Proj.) Series A, 3.85%, LOC BNP Paribas SA, VRDN (c)	10,250	10,250
Broward County Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 06 1305, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	6,665	6,665
Series MS 06 1324, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	7,500	7,500
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 3.75%, LOC Freddie Mac, VRDN (c)	11,315	11,315
Charlotte County Util. Sys. Rev. Series 2003 A, 3.75% (FSA Insured), VRDN (c)	16,920	16,920
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2295, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,940	6,940
Deltona Util. Sys. Rev. Participating VRDN:
Series PT 2024, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,185	5,185
Series PT 2026, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,205	5,205
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 901, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,100	6,100
Series EGL 01 902, 3.79% (Liquidity Facility Citibank NA) (c)(e)	23,360	23,360

	Principal Amount (000s)	Value (Note 1) (000s)
Series EGL 01 905, 3.79% (Liquidity Facility Citibank NA) (c)(e)	$ 5,630	$ 5,630
Series MS 06 1316, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	5,100	5,100
Series Putters 137, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	16,020	16,020
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 904 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Series EGL 01 904, 3.79% (Liquidity Facility Citibank NA) (c)(e)	23,375	23,375
Series EGL 01 906 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Series MS 01 570, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	13,420	13,420
Series PA 1398 R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,680	8,680
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R6037, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,285	6,285
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,760	6,760
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,000	6,000
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	33,890	33,890
Participating VRDN:
Series ROC II R1001 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,520	7,520
Series ROC II R4070, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	12,850	12,850
Florida Muni. Ln. Council Rev. Participating VRDN:
Series PT 2528, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,790	6,790
Series Putters 1084 B, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,635	5,635
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	12,885	12,885
Hernando County Wtr. and Swr. Rev. Participating VRDN Series Solar 06 35, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,245	5,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.77%, VRDN (c)	$ 19,300	$ 19,300
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,925	11,925
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,685	3,685
Hollywood Gen. Oblig. Participating VRDN Series Putters 934, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,345	6,345
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,485	5,485
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 3.76%, LOC Fannie Mae, VRDN (c)	3,335	3,335
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,620	5,620
Marion County School Board Ctfs. of Prtn. Participating VRDN Series Merlots 05 D7, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	12,690	12,690
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series PT 3268, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	15,965	15,965
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2078, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,765	5,765
Miami-Dade County Gen. Oblig. Participating VRDN:
Series EGL 06 106 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	4,950	4,950
Series Solar 06 49, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,600	5,600
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	3,160	3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series EGL 06 71 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	7,900	7,900
Series Putters 1317, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	15,020	15,020
Series Putters 534, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,195	3,195

	Principal Amount (000s)	Value (Note 1) (000s)
Series Solar 06 76, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	$ 8,610	$ 8,610
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 3.77% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	80,825	80,825
Orange County Sales Tax Rev. Participating VRDN:
Series PT 1557, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	19,350	19,350
Series Putters 717, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	1,955	1,955
Orange County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 2182, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,425	3,425
Orange County Tourist Dev. Tax Rev. Participating VRDN Series MS 817, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	7,315	7,315
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9011, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,495	4,495
Orlando Utils. Commission Wtr. & Elec. Rev. Series A, 3.73%, VRDN (c)	30,600	30,600
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	4,350	4,350
Palm Beach County Rev. (Morse Oblig. Group Proj.) 3.77%, LOC Key Bank NA, VRDN (c)	9,800	9,800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series PT 3464, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,360	12,360
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 3.79%, LOC Bank of America NA, VRDN (c)	1,955	1,955
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series EGL 06 33 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,270	6,270
Polk County Util. Sys. Rev. Participating VRDN Series EGL 720050022 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	9,705	9,705
Port of Saint Lucie Util. Rev. Participating VRDN Series MS 06 1420X, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	5,000	5,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,350	5,350
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 3.74%, LOC Bank of America NA, VRDN (c)	$ 5,800	$ 5,800
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,510	4,510
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,685	3,685
St. Johns County School Board Participating VRDN Series PT 3576, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	16,665	16,665
Sunshine State Govt. Fing. Commission Rev. Series 1986, 3.86% (AMBAC Insured), VRDN (c)	20,000	20,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN:
Series BA 01 N, 3.82% (Liquidity Facility Bank of America NA) (c)(e)	5,200	5,200
Series Merlots 01 A130, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	9,905	9,905
Series MS 98 112, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	5,745	5,745
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,295	6,295
Winter Haven Util. Sys. Impt. and Rfdg. Rev. Participating VRDN Series Solar 06 54, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	9,000	9,000
		715,635
Georgia - 2.9%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	11,400	11,400
Series Floaters 06 1332, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,760	3,760
Series MS 06 1331, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	5,138	5,138
Atlanta Arpt. Rev. Participating VRDN:
Series EGL 00 1003 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	10,000	10,000
Series MS 00 375, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	14,345	14,345

	Principal Amount (000s)	Value (Note 1) (000s)
Atlanta Dev. Auth. Student Hsg. Rev.:
Participating VRDN Series Putters 1044, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 9,985	$ 9,985
Participating VRDN Series Solar 06 24, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	4,470	4,470
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 720050009 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Series PT 2373, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	19,850	19,850
Series ROC II R9001, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,135	6,135
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,240	5,240
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,710	12,710
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr. Proj.) 3.75%, LOC SunTrust Banks, Inc., VRDN (c)	8,000	8,000
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	4,490	4,490
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series ROC II R9002, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,370	4,370
Georgia Gen. Oblig. Participating VRDN Series Putters 1420, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,150	2,150
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series Macon 04 E, 3.8% (Liquidity Facility Bank of America NA) (c)(e)	6,810	6,810
Series PT 2154, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,850	7,850
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.76%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (c)	36,780	36,780
Georgia State Road & Tollway Auth. Rev. Participating VRDN Series PT 1501, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	21,205	21,205
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	7,110	7,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN:
Series ROC II R4011, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 7,315	$ 7,315
Series SG 57, 3.77% (Liquidity Facility Societe Generale) (c)(e)	13,605	13,605
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,950	2,950
Ware County Hosp. Auth. Rev. Ctfs. of Prtn. (Baptist Village Proj.) 3.75%, LOC SunTrust Banks, Inc., VRDN (c)	9,000	9,000
		240,668
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	11,665	11,665
Series ROC II R153, 3.78% (Liquidity Facility Citibank NA) (c)(e)	3,300	3,300
		14,965
Illinois - 9.5%
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	7,105	7,105
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,440	5,440
Chicago Board of Ed.:
Participating VRDN:
Series BA 96 BB, 3.84% (Liquidity Facility Bank of America NA) (c)(e)	9,000	9,000
Series Merlots 97 E, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	8,700	8,700
Series MSDW 01 467, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,000	3,000
Series TOC 05 Z8, 3.81% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,020	8,020
Series 2005 E1, 3.75% (CIFG North America Insured), VRDN (c)	15,500	15,500
Chicago Gen. Oblig. Participating VRDN:
Series CRVS 2006-6, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	18,500	18,500
Series EGL 06 01 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	7,150	7,150
Series MS 00 426, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	8,795	8,795

	Principal Amount (000s)	Value (Note 1) (000s)
Series MS 06 1435, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	$ 8,830	$ 8,830
Series MS 1026, 3.77% (Liquidity Facility Morgan Stanley) (c)(e)	2,700	2,700
Series PA 643R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,895	5,895
Series PT 2356, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,455	9,455
Series Putters 1050, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,785	3,785
Series Solar 06 38, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,245	8,245
Chicago Metropolitan Wtr. Reclamation District Participating VRDN Series MSTC 7017 Class A, 3.77% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,950	7,950
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROCS RR II R 6077, 3.78% (Liquidity Facility Citibank NA) (c)(e)	4,945	4,945
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series DB 188, 3.78% (Liquidity Facility Deutsche Bank AG) (c)(e)	8,720	8,720
Series EGL 06 56 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,445	6,445
Series MACN 06 A, 3.78% (Liquidity Facility Bank of America NA) (c)(e)	6,330	6,330
Series PT 3334, 3.78% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	11,450	11,450
Series PT 3356, 3.78% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	9,675	9,675
Series ROC II R494, 3.78% (Liquidity Facility Citibank NA) (c)(e)	15,810	15,810
Series ROC II R556, 3.78% (Liquidity Facility Citibank NA) (c)(e)	9,375	9,375
Series 2005 D, 3.75% (CIFG North America Insured), VRDN (c)	36,100	36,100
Chicago Park District Participating VRDN Series PT 3195, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,865	5,865
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN Series PT 1835, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,935	5,935
Chicago Sales Tax Rev.:
Participating VRDN Series Putters 1315, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,185	5,185
3.8% (FGIC Insured), VRDN (c)	12,100	12,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.79% (Liquidity Facility Citibank NA) (c)(e)	$ 3,000	$ 3,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	5,200	5,200
Series PT 3534, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,270	11,270
Cook County Forest Preservation District Participating VRDN Series Putters 566, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,285	6,285
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,700	6,700
Series PT 2637, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,615	9,615
Series Solar 06 10, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,900	6,900
Series 2004 E, 3.78% (Liquidity Facility DEPFA Bank PLC), VRDN (c)	20,150	20,150
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,790	2,790
Eclipse Fdg. Trust Participating VRDN Series Solar 06 98, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	27,595	27,595
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Participating VRDN Series Stars 157, 3.77% (Liquidity Facility BNP Paribas SA) (c)(e)	15,100	15,100
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series Merlots 97 U, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,250	4,250
Series MS 1077, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series PT 3252, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,995	4,995
Series ROC II R6015, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,950	4,950
(Central DuPage Hosp. Proj.) Series B, 3.77%, VRDN (c)	20,000	20,000

	Principal Amount (000s)	Value (Note 1) (000s)
(Rest Haven Christian Services Proj.) Series B, 3.77%, LOC KBC Bank NV, VRDN (c)	$ 9,800	$ 9,800
(Spertus Institute of Jewish Studies Proj.) 3.75%, LOC Northern Trust Co., Chicago, VRDN (c)	4,200	4,200
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.79% (Liquidity Facility Citibank NA) (c)(e)	2,300	2,300
Series MS 98 143, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	38,515	38,515
Series PT 1832, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,190	4,190
Series PT 3359, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	8,720	8,720
Series PT 3517, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	13,135	13,135
Series PT 3577, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,655	11,655
Series Putters 133, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,935	4,935
Series 2003 B, 3.78% (Liquidity Facility DEPFA Bank PLC), VRDN (c)	7,900	7,900
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
(Northwestern Memorial Hosp. Proj.) 3.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	26,250	26,250
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.8%, LOC Bank of America NA, VRDN (c)	31,300	31,300
(Univ. of Chicago Hosps. Proj.) Series 1998, 3.89% (MBIA Insured), VRDN (c)	4,125	4,125
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	15,290	15,290
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 3.79% (Liquidity Facility Citibank NA) (c)(e)	8,600	8,600
Series MACN 06 K, 3.78% (Liquidity Facility Bank of America NA) (c)(e)	5,505	5,505
Series Merlots 02 A24, 3.78% (Liquidity Facility Bank of New York, New York) (c)(e)	4,940	4,940
Series PT 2394, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	24,780	24,780
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series PT 2398, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	$ 18,440	$ 18,440
Series PT 2761, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	19,055	19,055
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series PT 3477, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,425	10,425
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,855	6,855
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 3.75%, LOC Fannie Mae, VRDN (c)	16,900	16,900
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1363, 3.81% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,645	1,645
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series PZ 44, 3.81% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,440	7,440
Series PZ 84, 3.81% (Liquidity Facility BNP Paribas SA) (c)(e)	13,845	13,845
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,600	2,600
Schaumburg Village Gen. Oblig. Participating VRDN:
Series EGL 04 45 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	5,085	5,085
Series MS 06 1345, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,000	3,000
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,855	6,855
Series SG 65, 3.77% (Liquidity Facility Societe Generale) (c)(e)	3,000	3,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 3.75%, LOC LaSalle Bank NA, VRDN (c)	6,000	6,000
		785,525

	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - 1.9%
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 6,280	$ 6,280
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	4,020	4,020
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 3.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,505	7,505
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev.:
Participating VRDN Series PA 1405, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,125	7,125
(Howard Reg'l. Health Sys. Proj.):
Series A, 3.9%, LOC Comerica Bank, Detroit, VRDN (c)	3,400	3,400
Series B, 3.9%, LOC Nat'l. City Bank, Indiana, VRDN (c)	9,000	9,000
3.85%, LOC JPMorgan Chase Bank, VRDN (c)	30,000	30,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series PT 1412, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,355	12,355
Series Putters 1448, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,000	7,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,210	3,210
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series Merlots B18, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,990	4,990
Series MS 942 D, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	4,299	4,299
Series PT 2245, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,540	4,540
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.78% (Liquidity Facility Bank of America NA) (c)(e)	4,240	4,240
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 3.74%, LOC Bank of America NA, VRDN (c)	7,500	7,500
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,335	8,335
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN Series PT 3281, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,405	5,405
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Purdue Univ. Rev. Participating VRDN Series PT 3510, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 8,185	$ 8,185
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	600	600
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (c)	800	800
Wayne Township Maron Co. School Bldg. Corp. Participating VRDN Series PT 2016, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,200	5,200
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,065	10,065
		154,054
Iowa - 0.1%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,535	4,535
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.9%, LOC KBC Bank NV, VRDN (c)	4,265	4,265
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 3.79%, LOC Bank of America NA, VRDN (c)	3,400	3,400
		12,200
Kansas - 1.5%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00 1601, 3.79% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Series 2002 B1, 3.7% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	22,200	22,200
Series 2002 B3, 3.7% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	19,900	19,900
Series 2004 C3, 3.71% (Liquidity Facility DEPFA Bank PLC), VRDN (c)	22,875	22,875
Kansas Dev. Fin. Auth. Lease Rev. (State of Kansas-Dept. of Administration-7th and Harrison State Office Bldg. Proj.):
Series 2002 J1, 3.85% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	7,260	7,260

	Principal Amount (000s)	Value (Note 1) (000s)
Series 2002 J2, 3.85% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (c)	$ 7,590	$ 7,590
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	11,755	11,755
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	27,100	27,100
		122,680
Kentucky - 0.6%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.65% tender 11/3/06, LOC Fifth Third Bank, Cincinnati, CP mode	20,100	20,100
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series IXIS 05 24, 3.77% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	6,970	6,970
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 3.79% (Liquidity Facility Citibank NA) (c)(e)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.83% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	2,250	2,250
Series 1984 B2, 3.83% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,500	6,500
Series 1984 B3, 3.83% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	6,075	6,075
		45,810
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series PT 2749, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,250	5,250
Series Putters 1347T, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,100	5,100
Louisiana Gen. Oblig. Participating VRDN Series Putters 1408, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,165	6,165
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series EGL 06 84 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	$ 15,300	$ 15,300
New Orleans Aviation Board Rev. Series 1993 B, 3.85% (MBIA Insured), VRDN (c)	17,840	17,840
		49,655
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,735	2,735
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	3,975	3,975
		6,710
Maryland - 0.7%
Baltimore Rev. Participating VRDN Series SGA 20, 3.79% (Liquidity Facility Societe Generale) (c)(e)	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,020	1,020
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series MS 867, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	19,000	19,000
(Adventist Health Mid Atlantic Proj.) Series 2005 B, 3.77%, LOC Manufacturers & Traders Trust Co., VRDN (c)	15,000	15,000
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 3.78%, LOC Manufacturers & Traders Trust Co., VRDN (c)	20,000	20,000
		60,520
Massachusetts - 0.6%
Massachusetts Gen. Oblig. Participating VRDN Series EGL 01 2105, 3.79% (Liquidity Facility Citibank NA) (c)(e)	21,000	21,000

	Principal Amount (000s)	Value (Note 1) (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Med. Ctr. Proj.) Series G, 3.73%, LOC Bank of America NA, VRDN (c)	$ 15,800	$ 15,800
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN Series EGL 7050068 Class A, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	11,880	11,880
		48,680
Michigan - 5.0%
Charlotte Pub. School District Participating VRDN Series Putters 860, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,035	5,035
Detroit City School District Participating VRDN:
ROC II R1033, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,260	2,260
Series BA 01 P, 3.84% (Liquidity Facility Bank of America NA) (c)(e)	6,075	6,075
Series PT 1579, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	13,030	13,030
Series PT 3126, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,990	8,990
Detroit Gen. Oblig. Participating VRDN Series MT 210, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,995	4,995
Detroit Swr. Disp. Rev. Participating VRDN:
Series GS 06 60, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	5,400	5,400
Series GS 06 64, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	13,000	13,000
Series Merlots 00 I, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	7,500	7,500
Series PT 3578, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,265	5,265
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series GS 06 68, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	6,495	6,495
Series Merlots 00 D, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,100	4,100
Series MS 06 1445, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	8,700	8,700
Eastern Michigan Univ. Revs. Series A, 3.85% (XL Cap. Assurance, Inc. Insured), VRDN (c)	18,680	18,680
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	$ 8,000	$ 8,000
Hudsonville Pub. Schools Participating VRDN Series PT 2797, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,320	6,320
Huron Valley School District Participating VRDN Series EGL 01 2203, 3.79% (Liquidity Facility Citibank NA) (c)(e)	13,375	13,375
Kent County Bldg. Auth. Participating VRDN Series PT 3242, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	11,015	11,015
L'Anse Creuse Pub. Schools Participating VRDN Series EGL 06 32 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	3,700	3,700
Lakeview School District Calhoun County 3.73% (Michigan Gen. Oblig. Guaranteed), VRDN (c)	11,200	11,200
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	13,845	13,845
Series EGL 01 2202, 3.79% (Liquidity Facility Citibank NA) (c)(e)	8,145	8,145
Series GS 06 71, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	9,455	9,455
(Facilities Prog.) Series 2005 IIA, 3.78%, LOC DEPFA Bank PLC, VRDN (c)	67,000	67,000
Michigan Gen. Oblig.:
Bonds Series 2005 C, 3.65% tender 10/16/06 (Liquidity Facility DEPFA Bank PLC), CP mode	5,300	5,300
Participating VRDN Series Putters 125, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	17,280	17,280
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series Putters 1404, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	14,195	14,195
Series C, 3.79%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,900	11,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series C, 3.78% (Liquidity Facility DEPFA Bank PLC), VRDN (c)	26,000	26,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series MS 718, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	10,101	10,101

	Principal Amount (000s)	Value (Note 1) (000s)
Series MT 287, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 15,990	$ 15,990
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	24,800	24,974
Michigan Strategic Fund Ltd. Oblig. Rev. (The Van Andel Research Institute Proj.) Series 1999, 3.8%, LOC LaSalle Bank Midwest NA, VRDN (c)	14,400	14,400
Michigan Trunk Line Participating VRDN Series Floaters 01 569, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	8,400	8,400
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,090	6,090
		416,210
Minnesota - 1.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,450	3,450
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.79% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	3,415	3,415
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	14,215	14,215
Series SGA 121, 3.79% (Liquidity Facility Societe Generale) (c)(e)	3,700	3,700
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	3,300	3,300
Series MS 01 719, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	43,005	43,005
Series ROC II R4039, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,635	3,635
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.79%, LOC Fannie Mae, VRDN (c)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,405	3,405
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,540	5,540
		105,065
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - 0.8%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.) Series 85 G2, 3.63% tender 10/4/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 6,900	$ 6,900
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2000 A, 3.8%, LOC JPMorgan Chase Bank, VRDN (c)	24,300	24,300
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 3.78% (Liquidity Facility Citibank NA) (c)(e)	6,895	6,895
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.79% (Liquidity Facility Citibank NA) (c)(e)	5,300	5,300
Series MS 905, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,325	3,325
Series Putters 138, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	16,370	16,370
		63,090
Missouri - 2.1%
Bi-State Dev. Agcy. Rev. Participating VRDN Series SG 175, 3.77% (Liquidity Facility Societe Generale) (c)(e)	18,000	18,000
Golden Valley Memorial Hosp. District 3.79%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Jackson County Spl. Oblig. Participating VRDN Series ROC RR II R 9014, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,140	8,140
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) Series A, 3.85%, VRDN (c)	17,450	17,450
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,980	7,980
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,880	6,880
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 3.89% (MBIA Insured), VRDN (c)	4,800	4,800
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 3.77% (Liquidity Facility Societe Generale) (c)(e)	14,840	14,840

	Principal Amount (000s)	Value (Note 1) (000s)
(DeSmet Jesuit High School Proj.) Series 2002, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 5,900	$ 5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 3.88% (Liquidity Facility Bank of America NA), VRDN (c)	4,700	4,700
3.88% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (c)	3,845	3,845
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 847, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,795	4,795
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series B, 3.8% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,600	5,600
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series PT 3571, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,935	6,935
Series Putters 1433, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,000	7,000
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN Series ROC II R 620PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (c)(e)	5,770	5,770
Platte County Reorganized School District Participating VRDN Series PT 2180, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,210	5,210
Saint Louis Arpt. Rev. Participating VRDN Series PT 3431, 3.77% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	38,895	38,895
		176,740
Montana - 0.4%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	33,895	33,895
Nebraska - 0.7%
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 3.85% (AMBAC Insured), VRDN (c)	16,005	16,005
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,355	4,355
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.79% (Liquidity Facility Citibank NA) (c)(e)	$ 9,000	$ 9,000
Series MSTC 00 108, 3.83% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	9,495	9,495
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9030, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,945	3,945
Omaha Spl. Oblig. Participating VRDN Series DB 125, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	8,230	8,230
		55,130
Nevada - 1.3%
Clark County Arpt. Rev. Series E2, 3.8% (FGIC Insured), VRDN (c)	8,795	8,795
Clark County Gen. Oblig. Participating VRDN:
Series MS 1282, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	7,000	7,000
Series ROC II R1035, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,925	5,925
Clark County School District Participating VRDN:
Series Merlots 05 B3, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	8,770	8,770
Series PT 2406, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,375	11,375
Series PT 3404, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,985	8,985
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,855	11,855
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,785	7,785
Series SGB 31, 3.77% (Liquidity Facility Societe Generale) (c)(e)	7,600	7,600
Nevada Hwy. Impt. Rev. Participating VRDN Series Clipper 05 37, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	20,000	20,000
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,285	5,285
		103,375

	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 0.1%
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	$ 10,700	$ 10,700
New Jersey - 1.9%
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R2102, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,725	4,725
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07 (b)	89,200	89,837
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,165	3,165
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PA 646, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,020	5,020
Series PZ 111, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,200	11,200
Series PZ 116, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	37,500	37,500
Series ROC 4040, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,035	7,035
		158,482
New Jersey/Pennsylvania - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 3.83% (Liquidity Facility Societe Generale) (c)(e)	6,545	6,545
New Mexico - 0.2%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,400	5,400
New Mexico Fin. Auth. Rev. Participating VRDN Series Solar 06 34, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	4,000	4,000
New Mexico State Univ. Revs Participating VRDN Series PT 2342, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,960	3,960
		13,360
New York - 5.0%
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023 Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	13,035	13,035
Series ROC II R282, 3.77% (Liquidity Facility Citibank NA) (c)(e)	20,115	20,115
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (20 Exchange Place Proj.) Series 2006 A, 3.75%, LOC Landesbank Hessen-Thuringen, VRDN (c)	$ 12,835	$ 12,835
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 27 Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	8,485	8,485
Series EGL 04 35 Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	4,950	4,950
Series EGL 06 74 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	7,045	7,045
Series EGL 7050083 Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	8,000	8,000
Series Merlots 00 DDD, 3.77% (Liquidity Facility Wachovia Bank NA) (c)(e)	18,645	18,645
Series PA 1307, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,150	9,150
Series PT 06 3385, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,325	6,325
Series PT 3401, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,360	10,360
Series ROC II R 441, 3.77% (Liquidity Facility Citibank NA) (c)(e)	10,300	10,300
Series ROC II R406, 3.77% (Liquidity Facility Citibank NA) (c)(e)	16,960	16,960
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	38,500	38,500
New York State Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 3.78% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	28,300	28,300
Series ROC II R 532, 3.77% (Liquidity Facility Citibank NA) (c)(e)	9,000	9,000
Series ROC II R6052, 3.77% (Liquidity Facility Citibank NA) (c)(e)	9,115	9,115
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN Series PT 2012, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,170	5,170
New York State Thruway Auth. Gen. Rev. Participating VRDN Series ROC II R4076, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(e)	9,195	9,195

	Principal Amount (000s)	Value (Note 1) (000s)
New York State Thruway Auth. State Personal Income Tax Rev. Participating VRDN Series Putters 1186, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 6,250	$ 6,250
New York State Urban Dev. Corp. Rev. Participating VRDN Series EGL 03 57 Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	9,880	9,880
New York Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 03 52 Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	10,000	10,000
Series Merlots 99 G, 3.77% (Liquidity Facility Wachovia Bank NA) (c)(e)	22,695	22,695
Series MS 01 698, 3.76% (Liquidity Facility Morgan Stanley) (c)(e)	20,680	20,680
Series Putters 424, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,465	6,465
Series 2003 2A, 3.78% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	800	800
3.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	900	900
Sales Tax Asset Receivables Corp. Participating VRDN:
Series Putters 1133Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	13,910	13,910
Series ROC II R 552, 3.77% (Liquidity Facility Citibank NA) (c)(e)	10,360	10,360
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series EGL 03 4, Class A, 3.78% (Liquidity Facility Citibank NA) (c)(e)	10,700	10,700
Series B, 3.71% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	54,400	54,400
		412,525
Non State Specific - 0.1%
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 016, 3.84% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,215	8,215
North Carolina - 1.4%
Charlotte Wtr. & Swr. Sys. Rev. Series B, 3.72% (Liquidity Facility DEPFA Bank PLC), VRDN (c)	26,700	26,700
Mecklenburg County Ctfs. of Prtn. 3.75% (Liquidity Facility Bank of America NA), VRDN (c)	21,125	21,125
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Forsyth Country Day School, Inc. Proj.) 3.78%, LOC Branch Banking & Trust Co., VRDN (c)	4,900	4,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 6,120	$ 6,120
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	6,665	6,665
Series PA 693, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,495	6,495
North Carolina Med. Care Commission Health Care Facilities Rev. (Carolina Meadows, Inc. Proj.) 3.77%, LOC Allied Irish Banks PLC, VRDN (c)	5,000	5,000
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 3.77% (Liquidity Facility BNP Paribas SA) (c)(e)	9,695	9,695
Series ROC II R211, 3.78% (Liquidity Facility Citibank NA) (c)(e)	4,330	4,330
North Carolina Ports Auth. Port Facilities Rev. Series 2006 A1, 3.75%, LOC Bank of America NA, VRDN (c)	26,260	26,260
		117,290
North Dakota - 0.2%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,510	6,510
Ward County Health Care Facility Rev. Series 2002 A, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,655	7,655
		14,165
Ohio - 3.7%
Cincinnati City School District Participating VRDN Series EGL 04 34 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid/93rd Garage & Office LLC Proj.) Series 2003, 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,200	10,200
Columbus City School District Participating VRDN Series TOC 04 H, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,300	8,300
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 3.76%, LOC Allied Irish Banks PLC, VRDN (c)	10,300	10,300
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) 3.78%, LOC Key Bank NA, VRDN (c)	4,425	4,425

	Principal Amount (000s)	Value (Note 1) (000s)
Cuyahoga County Hosp. Rev. Participating VRDN Series MT 263, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 59,000	$ 59,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.95%, VRDN (c)	17,500	17,500
Subseries B3, 3.95%, VRDN (c)	17,300	17,300
Dayton School District Participating VRDN Series SG 173, 3.77% (Liquidity Facility Societe Generale) (c)(e)	12,030	12,030
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.89%, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 3.75% (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	24,900	24,900
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 3.81%, LOC JPMorgan Chase Bank, VRDN (c)	10,170	10,170
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.77% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	22,560	22,560
Ohio Gen. Oblig. Participating VRDN Series PT 3435, 3.77% (Liquidity Facility DEPFA Bank PLC) (c)(e)	16,285	16,285
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,640	3,640
Series 1999, 3.83%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,640	4,640
Series 2004 B, 3.76%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	6,475	6,475
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) 3.8% (CIFG North America Insured), VRDN (c)	51,390	51,390
Trumbull County Health Care Facilities Rev. (Shepard of the Valley Retirement Howland Proj.) 3.85% (Radian Asset Assurance, Inc. Insured), VRDN (c)	6,300	6,300
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 3.78%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,275	10,275
		304,890
Oklahoma - 0.9%
Oklahoma Cap. Impt. Auth. Facilities (Higher Ed. Projs.) Series 2006 D4, 3.84% (CIFG North America Insured), VRDN (c)	10,000	9,999
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 3.9%, LOC KBC Bank NV, VRDN (c)	$ 1,900	$ 1,900
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,330	4,330
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.77% (AMBAC Insured), VRDN (c)	40,000	40,000
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series LB 06 P7U, 3.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	14,035	14,035
		70,264
Oregon - 1.1%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series MT 06 43, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	9,995	9,995
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,745	5,745
Series Solar 06 90, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	15,650	15,650
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Participating VRDN:
Series Putters 469, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	9,665	9,665
Series ROC II R 9004, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	1,720	1,720
Series 2006 B1, 3.7% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	10,000	10,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 B, 3.75%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	21,700	21,700
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.88% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	10,000	10,000
Tri-City Metropolitan Trans. District Rev. Participating VRDN Series Putters 787, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,220	4,220
		88,695

	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.77% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	$ 26,255	$ 26,255
Series Putters 1281, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	8,900	8,900
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.88%, VRDN (c)	12,400	12,400
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.77%, LOC Allied Irish Banks PLC, VRDN (c)	2,790	2,790
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.83%, LOC KBC Bank NV, VRDN (c)	4,255	4,255
Harrisburg Auth. Wtr. Rev. Series 2002 B, 3.79% (FSA Insured), VRDN (c)	13,535	13,535
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 3.78%, LOC Citizens Bank of Pennsylvania, VRDN (c)	5,545	5,545
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.8%, LOC Bank of New York, New York, VRDN (c)	5,085	5,085
Pennsylvania Econ. Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 3.76%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,830	5,830
Pennsylvania Higher Ed. Facilities Auth. Participating VRDN Series PT 3509, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	16,890	16,890
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.8% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Honeysuckle Student Hldgs., Inc. Student Hsg. Proj.) Series A, 3.76%, LOC Allied Irish Banks PLC, VRDN (c)	8,000	8,000
(Marywood Univ. Proj.) Series A, 3.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,090	6,090
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	13,790	13,790
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 06 1402, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev. Participating VRDN Series Putters 384, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 3,210	$ 3,210
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	20,800	20,909
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Proj.) Series A, 3.78%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	13,900	13,900
Philadelphia School District Participating VRDN Series Putters 870, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,260	5,260
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.77% (Liquidity Facility Societe Generale) (c)(e)	9,195	9,195
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	28,900	29,109
Univ. of Pittsburgh (Higher Ed. Univ. Cap. Proj.) Series 2005 A, 3.72% (Liquidity Facility DEPFA Bank PLC), VRDN (c)	10,600	10,600
		242,003
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 636CE, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(e)	14,900	14,900
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	9,595	9,595
South Carolina - 1.4%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	8,554	8,554
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R481X, 3.78% (Liquidity Facility Citibank NA) (c)(e)	15,075	15,075
Series ROC II R515, 3.78% (Liquidity Facility Citibank NA) (c)(e)	7,470	7,470
Charleston Wtrwks. & Swr. Rev. Series A, 3.74% (Liquidity Facility Bank of America NA), VRDN (c)	27,000	27,000
Richland County School District #1 Participating VRDN Series AAB 03 29, 3.78% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	10,000	10,000

	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	$ 2,000	$ 2,000
Series EGL 03 44 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	4,200	4,200
Series EGL 06 19 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	19,110	19,110
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	12,500	12,500
Series PT 3184, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,350	5,350
Series SGA 116, 3.83% (Liquidity Facility Societe Generale) (c)(e)	8,365	8,365
		119,624
Tennessee - 2.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.85%, LOC Bank of America NA, VRDN (c)	9,205	9,205
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 06 9, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	7,205	7,205
Greeneville Health & Edl. Facilities Board (Laughlin Memorial Hosp. Proj.) 3.75%, LOC SunTrust Banks, Inc., VRDN (c)	28,800	28,800
Jackson Energy Auth. Wastewtr. Sys. Rev. 3.75% (FSA Insured), VRDN (c)	13,770	13,770
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,935	8,935
Memphis Elec. Sys. Rev. Participating VRDN Series Putters 1350, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,610	4,610
Memphis Gen. Oblig. Participating VRDN Series IXIS 05 7, 3.77% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	5,700	5,700
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) 3.74%, LOC Bank of America NA, VRDN (c)	18,000	18,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
3.85%, LOC Bank of America NA, VRDN (c)	42,700	42,700
3.85%, LOC Bank of America NA, VRDN (c)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	$ 5,000	$ 5,000
Shelby County Gen. Oblig. Participating VRDN Series EGL 00 4201, 3.79% (Liquidity Facility Citibank NA) (c)(e)	8,000	8,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.83% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	8,700	8,700
		167,125
Texas - 18.5%
Alvin Independent School District Participating VRDN Series PT 3110, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,160	6,160
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.81% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	11,975	11,975
Series B, 3.8% (MBIA Insured), VRDN (c)	14,000	14,000
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	10,000	10,000
Series SGA 131, 3.79% (Liquidity Facility Societe Generale) (c)(e)	8,605	8,605
3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,675	8,675
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 3.79% (Liquidity Facility Citibank NA) (c)(e)	5,955	5,955
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.82% (Liquidity Facility Bank of America NA) (c)(e)	6,575	6,575
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN:
Series EGL 00 4303, 3.79% (Liquidity Facility Citibank NA) (c)(e)	5,000	5,000
Series Merlots 01 A63, 3.78% (Liquidity Facility Bank of New York, New York) (c)(e)	6,415	6,415
Series Putters 1319, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,085	6,085
3.78% (FSA Insured), VRDN (c)	22,100	22,100
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,490	5,490

	Principal Amount (000s)	Value (Note 1) (000s)
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.83%, LOC JPMorgan Chase Bank, VRDN (c)	$ 3,900	$ 3,900
Brownsville Util. Sys. Rev. Participating VRDN Series ROC II R4074, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	10,365	10,365
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 2792, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,825	5,825
Series PT 3276, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,275	5,275
Series ROC II R 2204, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	8,570	8,570
Canutillo Independent School District Participating VRDN Series PT 1936, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,800	4,800
Comal Independent School District Participating VRDN:
Series PT 1676, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,920	5,920
Series Solar 06 36, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	6,690	6,690
Corpus Christi Gen. Oblig. Participating VRDN Series Putters 968, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,390	4,390
Corsicana Independent School District Participating VRDN Series PT 2430, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,190	5,190
Crowley Independent School District Participating VRDN Series MS 1171, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	5,105	5,105
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series EGL 01 4310 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,290	6,290
Series ROC II R3014, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,150	5,150
Dallas County Cmnty. College Participating VRDN Series PT 2370, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,510	8,510
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,570	6,570
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series PT 3441, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,755	8,755
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN: - continued
Series Putters 1434, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 2,200	$ 2,200
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.83% (Liquidity Facility Societe Generale) (c)(e)	8,930	8,930
Denton County Lewisville Independent School District Participating VRDN Series PT 2089, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,585	5,585
Denton Util. Sys. Rev. Participating VRDN:
Series MS 00 428, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	9,835	9,835
Series MS 01 635, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	15,210	15,210
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	12,615	12,615
Series DB 146, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	8,420	8,420
Series DB 147, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	9,240	9,240
Series DB 152, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	6,255	6,255
Duncanville Independent School District Participating VRDN:
Series MSTC 3000, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	8,380	8,380
Series PT 3209, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,325	4,325
Eclipse Fdg. Trust Participating VRDN:
Series Solar 06 19, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	4,720	4,720
Series Solar 06 91, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,485	5,485
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.79% (Liquidity Facility Societe Generale) (c)(e)	2,485	2,485
Elgin Independent School District Participating VRDN Series DB 166, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,655	5,655
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	13,105	13,105

	Principal Amount (000s)	Value (Note 1) (000s)
Series PT 1905, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 4,040	$ 4,040
Frisco Independent School District Participating VRDN:
Series DB 157, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	7,255	7,255
Series Putters 476, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,150	4,150
Grapevine-Colleyville Independent School District Participating VRDN Series PT 3530, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,110	8,110
Harlandale Independent School District Participating VRDN Series SGA 100, 3.79% (Liquidity Facility Societe Generale) (c)(e)	7,480	7,480
Harris County Gen. Oblig. Participating VRDN:
Series EGL 02 6012 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Series PA 02 1095, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,185	11,185
Series Putters 545, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,670	4,670
Series Putters 646, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,205	4,205
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	6,445	6,445
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 3.83%, LOC JPMorgan Chase Bank, VRDN (c)	4,595	4,595
(Saint Luke's Episcopal Hosp. Proj.) Series B, 3.89% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	31,200	31,200
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.81% (Liquidity Facility BNP Paribas SA) (c)(e)	15,180	15,180
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.8% (MBIA Insured), VRDN (c)	14,300	14,300
Hays Consolidated Independent School District Participating VRDN Series Putters 632, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,175	3,175
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	14,990	14,990
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 3.79% (Liquidity Facility Citibank NA) (c)(e)	$ 8,910	$ 8,910
Series MS 845, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,010	3,010
Series SG 03 161, 3.78% (Liquidity Facility Societe Generale) (c)(e)	18,700	18,700
Houston Gen. Oblig. Participating VRDN:
Series EGL 04 23 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	4,950	4,950
Series PT 969, 3.77% (Liquidity Facility DEPFA Bank PLC) (c)(e)	18,835	18,835
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	7,500	7,500
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	3,400	3,400
Houston Util. Sys. Rev. Participating VRDN:
Series EGL 06 78 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	17,000	17,000
Series Putters 669, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,440	6,440
Series Putters 906, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,000	5,000
Series Solar 06 70, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	17,220	17,220
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 3.82% (Liquidity Facility Bank of America NA) (c)(e)	6,525	6,525
Series MSTC 01 111, 3.83% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	6,000	6,000
Series SG 120, 3.77% (Liquidity Facility Societe Generale) (c)(e)	7,705	7,705
Humble Independent School District Participating VRDN Series Solar 06 20, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	14,490	14,490
Jefferson County Participating VRDN Series PT 1414, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,465	6,465
Keller Independent School District Participating VRDN Series PT 2280, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,320	6,320
Klein Independent School District Participating VRDN Series PT 3371, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,225	3,225

	Principal Amount (000s)	Value (Note 1) (000s)
Leander Independent School District Participating VRDN:
Series PT 2405, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 5,250	$ 5,250
Series Putters 507, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,195	7,195
Liberty Hill Independent School District Participating VRDN Series TOC 06 A, 3.78% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	7,640	7,640
Lower Colorado River Auth. Rev. Participating VRDN Series EGL 00 4302, 3.79% (Liquidity Facility Citibank NA) (c)(e)	5,880	5,880
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,635	5,635
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) Series A, 3.9%, LOC Allied Irish Banks PLC, VRDN (c)	16,185	16,185
Mansfield Independent School District Participating VRDN Series PA 1174, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,080	10,080
McKinney Independent School District Participating VRDN Series Floaters 2006 26, 3.78% (Liquidity Facility Wells Fargo & Co.) (c)(e)	9,935	9,935
Mesquite Independent School District Participating VRDN Series PT 2192, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,250	6,250
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.79% (Liquidity Facility Societe Generale) (c)(e)	6,000	6,000
North East Texas Independent School District Participating VRDN:
Series PT 1249, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	18,340	18,340
Series Putters 1395, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,740	5,740
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R6074, 3.78% (Liquidity Facility Citibank NA) (c)(e)	7,340	7,340
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series AAB 06 6, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	10,015	10,015
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.79% (Liquidity Facility Citibank NA) (c)(e)	2,085	2,085
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Plano Independent School District:
Bonds 3.65%, tender 2/15/07 (Permanent School Fund of Texas Guaranteed) (c)	$ 15,660	$ 15,660
Participating VRDN:
Series Putters 1428:
3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,400	3,400
3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,225	5,225
Series ROC II R2106, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	10,785	10,785
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 3.75%, VRDN (c)	20,000	20,000
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 3.83% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	12,100	12,100
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.82% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,420	7,420
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 1977, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,250	7,250
Series Putters 1451, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,430	3,430
Series SG 105, 3.77% (Liquidity Facility Societe Generale) (c)(e)	54,300	54,300
3.78% (Liquidity Facility Bank of America NA), VRDN (c)	87,300	87,300
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 3.77% (Liquidity Facility Societe Generale) (c)(e)	3,645	3,645
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.79%, tender 10/6/06 (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	3,400	3,400
Participating VRDN Series PT 1600, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,020	12,020
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	6,055	6,055
Series EGL 06 5 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	14,500	14,500
Series Merlots 00 VV, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	21,000	21,000
Series MS 1237, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	18,750	18,750

	Principal Amount (000s)	Value (Note 1) (000s)
Series MSTC 01 132, 3.83% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	$ 1,600	$ 1,600
Series SG 02 159, 3.77% (Liquidity Facility Societe Generale) (c)(e)	22,500	22,500
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 3.79% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	9,995	9,995
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.79% (Liquidity Facility Citibank NA) (c)(e)	5,900	5,900
Series PT 2653, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,010	11,010
Series Putters 1036, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	9,645	9,645
Spring Independent School District Participating VRDN Series Solar 06 62, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,000	13,000
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	7,875	7,875
Temple Independent School District Participating VRDN Series DB 136, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	8,165	8,165
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,945	4,945
Texas Gen. Oblig.:
Participating VRDN:
Series MS 1147, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	4,005	4,005
Series Putters 05 1013A, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,655	3,655
Series Putters 1361, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,775	8,775
Series SGB 58, 3.78% (Liquidity Facility Societe Generale) (c)(e)	5,800	5,800
Series Solar 06 57, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,100	5,100
TRAN 4.5% 8/31/07	161,300	162,634
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,485	4,485
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 8,125	$ 8,125
Series PT 3474, 3.78% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	12,770	12,770
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1329, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	12,695	12,695
Texas Wtr. Dev. Board Rev. Participating VRDN Series PT 2183, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	11,650	11,650
The Colony Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2369, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,370	7,370
Trinity River Auth. Rev. Participating VRDN Series Putters 1058 B, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,985	4,985
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.77% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	22,395	22,395
United Independent School District Participating VRDN Series PT 3121, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,755	5,755
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3.79% (Liquidity Facility Societe Generale) (c)(e)	3,000	3,000
Univ. of Texas Univ. Revs. Participating VRDN:
Series MS 98 97, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	14,885	14,885
Series PT 2423, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,500	8,500
Series Putters 1328, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,665	8,665
Series Putters 584, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,495	7,495
Series Putters 592, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,565	5,565
Waco Gen. Oblig. Participating VRDN Series PT 2098, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,420	5,420
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 3.79% (Liquidity Facility Societe Generale) (c)(e)	4,000	4,000

	Principal Amount (000s)	Value (Note 1) (000s)
White Settlement Independent School District Participating VRDN Series PT 3047, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 7,075	$ 7,075
Wylie Independent School District Participating VRDN Series PT 2316, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,460	6,460
Ysleta Independent School District Participating VRDN Series Putters 1051, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,840	5,840
		1,529,009
Utah - 1.1%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,285	5,285
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 1985 E2, 3.6%, tender 12/1/06 (AMBAC Insured) (c)	4,260	4,260
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.78% (Liquidity Facility Citibank NA), VRDN (c)	27,500	27,500
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,230	6,230
Salt Lake City Sales Tax Rev. 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	14,450	14,450
Utah Gen. Oblig. Participating VRDN Series Putters 1370, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,600	5,600
Utah Trans. Auth. Sales Tax Rev. Participating VRDN:
Series MS 1197, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	20,000	20,000
Series ROC II R 609PB, 3.8% (Liquidity Facility Deutsche Postbank AG) (c)(e)	4,035	4,035
		87,360
Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Student Hsg. Fin. Agcy. (West Block Univ. of Vermont Apts. Proj.) Series 2004 A, 3.76%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	12,075	12,075
Virginia - 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.83% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	4,300	4,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.75%, LOC SunTrust Banks, Inc., VRDN (c)	17,450	17,450
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 3,885	$ 3,885
Portsmouth Participating VRDN Series ROC II R6054, 3.78% (Liquidity Facility Citibank NA) (c)(e)	3,175	3,175
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,900	2,900
Univ. of Virginia Univ. Revs. Participating VRDN:
Series EGL 06 17 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	12,200	12,200
Series MS 856, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 3.83% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	28,035	28,035
Series Putters 134, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	14,305	14,305
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	3,665	3,665
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	16,890	16,890
		121,300
Washington - 5.4%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,925	6,925
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,965	3,965
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,115	5,115
Clover Park School District #400, Pierce County Gen. Oblig. Participating VRDN Series Tops 06 35, 3.79% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	10,815	10,815

	Principal Amount (000s)	Value (Note 1) (000s)
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.79% (Liquidity Facility Citibank NA) (c)(e)	$ 29,905	$ 29,905
Series PA 825, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,245	6,245
Series PT 1978, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,490	6,490
Series PT 2165, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,340	5,340
Series Putters 256, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,545	4,545
Series ROC II R4524, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,010	5,010
Everett Gen. Oblig. 3.79%, LOC Bank of America NA, VRDN (c)	2,600	2,600
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	7,000	7,000
Series PT 2170, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,015	8,015
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,890	7,890
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	9,520	9,520
Series Solar 06 77, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,670	7,670
Marysville Wtr. & Swr. Rev. Participating VRDN Series Putters 909, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,315	7,315
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series ROC II R 638, 3.78% (Liquidity Facility Citibank NA) (c)(e)	10,640	10,640
Port of Seattle Rev. Participating VRDN:
Series PT 3043, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,360	8,360
Series PT 3499, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,250	7,250
Series ROC II R 9029, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	9,545	9,545
Port of Tacoma Rev. Participating VRDN Series PT 2164, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,910	7,910
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Drain & Wastewtr. Util. Rev. Participating VRDN Series SG 00 135, 3.77% (Liquidity Facility Societe Generale) (c)(e)	$ 19,885	$ 19,885
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,720	8,720
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 3.75% tender 10/2/06, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
Participating VRDN Series SGA 85, 3.83% (Liquidity Facility Societe Generale) (c)(e)	4,300	4,300
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	9,835	9,835
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 3.79%, LOC Bank of America NA, VRDN (c)	3,000	3,000
Spokane County School District #81 Participating VRDN Series ROC II R4000, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,555	3,555
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,780	5,780
Thurston Co. School District #111 Participating VRDN Series Putters 1396, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	8,280	8,280
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.76%, LOC Bank of America NA, VRDN (c)	10,430	10,430
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 2333, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,750	6,750
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)	18,570	18,570
Series EGL 00 4703, 3.79% (Liquidity Facility Citibank NA) (c)(e)	14,140	14,140
Series EGL 00 4704, 3.79% (Liquidity Facility Citibank NA) (c)(e)	3,065	3,065
Series EGL 00 4705, 3.79% (Liquidity Facility Citibank NA) (c)(e)	8,235	8,235
Series MS 00 388, 3.78% (Liquidity Facility Morgan Stanley) (c)(e)	12,145	12,145
Series PT 2563, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,420	9,420
Series Putters 1359, 3.81% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,600	1,600

	Principal Amount (000s)	Value (Note 1) (000s)
Series Putters 1360, 3.81% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 1,700	$ 1,700
Series RobIns 6, 3.78% (Liquidity Facility Bank of New York, New York) (c)(e)	13,095	13,095
Series ROC II R 6090, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,785	7,785
Series ROC II R 614, 3.78% (Liquidity Facility Citibank NA) (c)(e)	17,500	17,500
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series FRRI 02 L45J, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	41,610	41,610
(Seattle Cancer Care Alliance Proj.) 3.77%, LOC Key Bank NA, VRDN (c)	4,250	4,250
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.77%, LOC Bank of America NA, VRDN (c)	24,975	24,975
Washington Hsg. Fin. Commission Nonprofit Rev. (Wesley Homes Proj.) Series B, 3.79%, LOC Bank of America NA, VRDN (c)	4,050	4,050
		445,745
West Virginia - 0.4%
West Virginia Gen. Oblig. Participating VRDN:
Series AAB 00 12, 3.77% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	6,000	6,000
Series Putters 1114, 3.78% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,250	4,250
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.77% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	10,380	10,380
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) 3.75%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	10,000	10,000
West Virginia Univ. Revs. Participating VRDN Series PZ 56, 3.81% (Liquidity Facility BNP Paribas SA) (c)(e)	2,215	2,215
		32,845
Wisconsin - 1.6%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,730	5,730
Manitowoc Elec. Rev. Participating VRDN Series DB 110, 3.77% (Liquidity Facility Deutsche Bank AG) (c)(e)	14,340	14,340
Milwaukee Redev. Auth. Rev. Participating VRDN Series PT 2042, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,955	5,955
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.78% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 3,550	$ 3,550
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.78% (Liquidity Facility Wachovia Bank NA) (c)(e)	7,000	7,000
Wisconsin Gen. Oblig. Participating VRDN Series Putters 1321, 3.78% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,150	4,150
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 761, 3.77% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	20,000	20,000
Series RobIns 03 A, 3.79% (Liquidity Facility Bank of New York, New York) (c)(e)	7,434	7,434
(Aurora Health Care, Inc. Sys. Proj.):
Series 2006 A, 3.84%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	8,295	8,295
Series 2006 C, 3.85%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	25,200	25,200
(Prohealth, Inc. Proj.) Series 2001 B, 3.85% (AMBAC Insured), VRDN (c)	15,000	15,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,600	7,600
(The Lutheran Home, Inc. Proj.) 3.78%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,000	5,000
		129,254
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.76% (a)(d)	204,692,000	204,692
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $8,164,103)	8,164,103
NET OTHER ASSETS - 1.0%	83,830
NET ASSETS - 100%	$ 8,247,933
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,980,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 33,890
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 14,990
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 27,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,705
Income Tax Information
At March 31, 2006, the fund had a capital loss carryforward of approximately $141,000 all of which will expire on March 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,959,411)	$ 7,959,411
Fidelity Central Funds (cost $204,692)	204,692
Total Investments (cost $8,164,103)		$ 8,164,103
Cash		75,520
Receivable for fund shares sold		89,838
Interest receivable		60,895
Prepaid expenses		3
Receivable from investment adviser for expense reductions		223
Other receivables		409
Total assets		8,390,991

Liabilities
Payable for investments purchased Regular delivery	$ 26,796
Delayed delivery	89,837
Payable for fund shares redeemed	17,657
Distributions payable	6,646
Accrued management fee	1,368
Distribution fees payable	88
Other affiliated payables	343
Other payables and accrued expenses	323
Total liabilities		143,058

Net Assets		$ 8,247,933
Net Assets consist of:
Paid in capital		$ 8,247,586
Distributions in excess of net investment income		(47)
Accumulated undistributed net realized gain (loss) on investments		394
Net Assets		$ 8,247,933

Class I: Net Asset Value, offering price and redemption price per share ($7,731,738 ÷ 7,730,133 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($113,446 ÷ 113,434 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($325,752 ÷ 325,693 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($76,997 ÷ 76,971 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)

Investment Income
Interest		$ 147,202
Income from Fidelity Central Funds		3,705
Total income		150,907

Expenses
Management fee	$ 8,527
Transfer agent fees	635
Distribution fees	691
Accounting fees and expenses	372
Custodian fees and expenses	73
Independent trustees' compensation	16
Registration fees	500
Audit	38
Legal	11
Miscellaneous	22
Total expenses before reductions	10,885
Expense reductions	(2,702)	8,183
Net investment income		142,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		361
Net increase in net assets resulting from operations		$ 143,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2006 (Unaudited)	Year ended March 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 142,724	$ 154,371
Net realized gain (loss)	361	141
Net increase in net assets resulting from operations	143,085	154,512
Distributions to shareholders from net investment income	(142,762)	(154,344)
Share transactions - net increase (decrease)	852,324	2,975,822
Total increase (decrease) in net assets	852,647	2,975,990

Net Assets
Beginning of period	7,395,286	4,419,296
End of period (including distributions in excess of net investment income of $47 and distributions in excess of net investment income of $9, respectively)	$ 8,247,933	$ 7,395,286

Financial Highlights - Class I

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.026	.013	.009	.013	.022
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.017	.026	.013	.009	.013	.022
Distributions from net investment income	(.017)	(.026)	(.013)	(.009)	(.013)	(.022)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	(.017)	(.026)	(.013)	(.009)	(.013)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.70%	2.60%	1.30%	.89%	1.30%	2.22%
Ratios to Average Net Assets D, E
Expenses before reductions	.24% A	.24%	.23%	.23%	.24%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18% A	.18%	.18%	.19%	.19%	.18%
Net investment income	3.36% A	2.61%	1.28%	.88%	1.28%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$ 7,732	$ 6,599	$ 4,041	$ 4,044	$ 3,337	$ 2,753

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.024	.011	.007	.011	.020
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.024	.011	.007	.011	.020
Distributions from net investment income	(.016)	(.024)	(.011)	(.007)	(.011)	(.020)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	(.016)	(.024)	(.011)	(.007)	(.011)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.62%	2.45%	1.15%	.74%	1.15%	2.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.39% A	.39%	.38%	.38%	.39%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.32% A	.33%	.33%	.34%	.34%	.33%
Net investment income	3.21% A	2.46%	1.13%	.73%	1.13%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$ 113	$ 182	$ 133	$ 220	$ 55	$ 44

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.023	.010	.006	.010	.019
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.023	.010	.006	.010	.019
Distributions from net investment income	(.016)	(.023)	(.010)	(.006)	(.010)	(.019)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	(.016)	(.023)	(.010)	(.006)	(.010)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.57%	2.35%	1.05%	.64%	1.05%	1.96%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.49%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42% A	.43%	.43%	.44%	.44%	.43%
Net investment income	3.11% A	2.36%	1.03%	.63%	1.02%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 326	$ 481	$ 174	$ 162	$ 123	$ 113

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2006	Years ended March 31,
	(Unaudited)	2006	2005	2004	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.025	.012	.008	.012	.003
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.017	.025	.012	.008	.012	.003
Distributions from net investment income	(.017)	(.025)	(.012)	(.008)	(.012)	(.003)
Distributions from net realized gain	-	-	- G	- G	-	-
Total distributions	(.017)	(.025)	(.012)	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.67%	2.55%	1.25%	.84%	1.24%	.26%
Ratios to Average Net Assets D, F
Expenses before reductions	.29% A	.29%	.28%	.28%	.29%	.28% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.23% A	.23%	.23%	.24%	.24%	.23% A
Net investment income	3.31% A	2.56%	1.23%	.83%	1.23%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,997	$ 133,281	$ 71,516	$ 61,925	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each Fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Funds may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Tax-Exempt Funds investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 1,419,956	$ -	$ -	$ -
Treasury Portfolio	9,696,889	-	-	-
Government Portfolio	7,359,491	-	-	-
Prime Money Market Portfolio	12,792,001	-	-	-
Money Market Portfolio	26,021,562	-	-	-
Tax-Exempt Portfolio	8,164,103	-	-	-

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, Certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Each applicable Fund's activity during the period is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 65,823	4.30%
Money Market Portfolio	$ 62,794	4.30%

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .20% of the Funds' average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 120	$ -
Class III	181	-
Select Class	5	-
	$ 306	$ -
Treasury Portfolio: Class II	$ 253	$ -
Class III	4,099	-
Select Class	63	-
	$ 4,415	$ -
Government Portfolio: Class II	$ 383	$ -
Class III	945	-
Select Class	10	-
	$ 1,338	$ -
Prime Money Market Portfolio: Class II	$ 700	$ -
Class III	4,011	-
Select Class	36	-
	$ 4,747	$ -
Money Market Portfolio: Class II	$ 340	$ 21
Class III	1,825	8
Select Class	49	-
	$ 2,214	$ 29
Tax-Exempt Portfolio: Class II	$ 110	$ -
Class III	525	2
Select Class	56	1
	$ 691	$ 3

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio - Class I	$ 92
Treasury Only Portfolio- Class II	13
Treasury Only Portfolio- Class III	12
Treasury Only Portfolio - Select Class	2
$ 119
Treasury Portfolio - Class I	$ 382
Treasury Portfolio - Class II	25
Treasury Portfolio - Class III	259
Treasury Portfolio - Select Class	20
$ 686
Government Portfolio - Class I	$ 460
Government Portfolio - Class II	47
Government Portfolio - Class III	65
Government Portfolio - Select Class	4
$ 576
Prime Money Market Portfolio - Class I	$ 786
Prime Money Market Portfolio - Class II	82
Prime Money Market Portfolio - Class III	252
Prime Money Market Portfolio - Select Class	11
$ 1,131
Money Market Portfolio - Class I	$ 1,673
Money Market Portfolio - Class II	38
Money Market Portfolio - Class III	117
Money Market Portfolio - Select Class	16
$ 1,844
Tax-Exempt Portfolio - Class I	$ 570
Tax-Exempt Portfolio - Class II	12
Tax-Exempt Portfolio - Class III	36
Tax-Exempt Portfolio - Select Class	17
$ 635

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com. The reports are located just after the Funds' financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. Theses strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime Money Market Portfolio	Lender	7,730	5.26%
Money Market Portfolio	Lender	16,076	5.06%

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 207
Class II	.35%	31
Class III	.45%	28
Select Class	.25%	4
Treasury Portfolio
Class I	.20%	$ 676
Class II	.35%	45
Class III	.45%	461
Select Class	.25%	35
Government Portfolio
Class I	.20%	$ 816
Class II	.35%	78
Class III	.45%	110
Select Class	.25%	6
Prime Money Market Portfolio
Class I	.20%	$ 1,540
Class II	.35%	142
Class III	.45%	476
Select Class	.25%	22
Money Market Portfolio
Class I	.18%	$ 5,437
Class II	.33%	116
Class III	.43%	368
Select Class	.23%	50

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Tax-Exempt Portfolio
Class I	.20%	$ 1,506
Class II	.35%	30
Class III	.45%	90
Select Class	.25%	50

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 5	$ -	$ -
Prime Money Market Portfolio	4	-	-
Money Market Portfolio	21	-	-
Class I		49
Tax-Exempt Portfolio	73	-	372
Class I		527
Class II		10
Class III		28
Select Class		16

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Money Market Portfolio	23%

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2006	Year ended March 31, 2006
From net investment income
Treasury Only Portfolio - Class I	$ 23,791	$ 28,442
Treasury Only Portfolio - Class II	3,620	4,034
Treasury Only Portfolio - Class III	3,190	4,795
Treasury Only Portfolio - Select Class	473	710
Total	$ 31,074	$ 37,981
Treasury Portfolio - Class I	$ 114,106	$ 162,681
Treasury Portfolio - Class II	7,992	9,167
Treasury Portfolio - Class III	76,009	105,396
Treasury Portfolio - Select Class	6,133	4,998
Total	$ 204,240	$ 282,242
Government Portfolio - Class I	$ 137,255	$ 193,639
Government Portfolio - Class II	12,230	16,703
Government Portfolio - Class III	17,749	23,668
Government Portfolio - Select Class	1,039	1,225
Total	$ 168,273	$ 235,235

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
From net investment income
Prime Money Market Portfolio - Class I	$ 260,978	$ 308,722
Prime Money Market Portfolio - Class II	22,728	31,875
Prime Money Market Portfolio - Class III	76,325	60,285
Prime Money Market Portfolio - Select Class	3,501	4,616
Total	$ 363,532	$ 405,498
Money Market Portfolio - Class I	$ 556,962	$ 537,565
Money Market Portfolio - Class II	11,101	8,646
Money Market Portfolio - Class III	34,902	32,269
Money Market Portfolio - Select Class	4,988	3,170
Total	$ 607,953	$ 581,650
Tax-Exempt Portfolio - Class I	$ 130,155	$ 141,027
Tax Exempt Portfolio - Class II	2,358	4,157
Tax Exempt Portfolio - Class III	6,473	6,773
Tax Exempt Portfolio - Select Class	3,776	2,387
Total	$ 142,762	$ 154,344

7. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2006	Year ended March 31, 2006
Treasury Only Portfolio - Class I Shares sold	1,325,767	2,672,159
Reinvestment of distributions	13,675	14,441
Shares redeemed	(1,233,308)	(2,466,992)
Net increase (decrease)	106,134	219,608
Treasury Only Portfolio - Class II Shares sold	525,963	879,121
Reinvestment of distributions	2,456	2,546
Shares redeemed	(485,259)	(901,561)
Net increase (decrease)	43,160	(19,894)
Treasury Only Portfolio - Class III Shares sold	633,914	1,009,693
Reinvestment of distributions	1,456	2,292
Shares redeemed	(606,796)	(1,027,772)
Net increase (decrease)	28,574	(15,787)
Treasury Only Portfolio - Select Class Shares sold	35,741	176,797
Reinvestment of distributions	473	694
Shares redeemed	(55,735)	(156,338)
Net increase (decrease)	(19,521)	21,153
Treasury Portfolio - Class I Shares sold	24,542,930	53,660,435
Reinvestment of distributions	43,496	63,195
Shares redeemed	(23,726,721)	(54,774,564)
Net increase (decrease)	859,705	(1,050,934)
Treasury Portfolio - Class II Shares sold	1,664,554	5,263,693
Reinvestment of distributions	3,447	5,120
Shares redeemed	(1,563,952)	(5,117,769)
Net increase (decrease)	104,049	151,044

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Share Transactions - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
Treasury Portfolio - Class III Shares sold	9,003,184	14,278,600
Reinvestment of distributions	10,408	17,090
Shares redeemed	(8,453,472)	(14,435,787)
Net increase (decrease)	560,120	(140,097)
Treasury Portfolio - Select Class Shares sold	455,549	973,672
Reinvestment of distributions	199	530
Shares redeemed	(489,493)	(786,494)
Net increase (decrease)	(33,745)	187,708
Government Portfolio - Class I Shares sold	20,229,961	39,313,704
Reinvestment of distributions	76,353	99,844
Shares redeemed	(19,479,764)	(39,746,261)
Net increase (decrease)	826,550	(332,713)
Government Portfolio - Class II Shares sold	2,578,094	6,354,015
Reinvestment of distributions	7,742	10,386
Shares redeemed	(3,119,812)	(5,930,415)
Net increase (decrease)	(533,976)	433,986
Government Portfolio - Class III Shares sold	2,336,506	4,263,296
Reinvestment of distributions	9,725	11,035
Shares redeemed	(2,339,679)	(4,119,189)
Net increase (decrease)	6,552	155,142
Government Portfolio - Select Class Shares sold	72,007	62,533
Reinvestment of distributions	261	365
Shares redeemed	(45,903)	(83,236)
Net increase (decrease)	26,365	(20,338)
Prime Money Market Portfolio - Class I Shares sold	49,949,318	83,651,111
Reinvestment of distributions	158,031	181,344
Shares redeemed	(49,923,266)	(83,171,861)
Net increase (decrease)	184,083	660,594
Prime Money Market Portfolio - Class II Shares sold	4,773,211	10,856,595
Reinvestment of distributions	20,273	28,956
Shares redeemed	(5,559,312)	(9,840,786)
Net increase (decrease)	(765,828)	1,044,765
Prime Money Market Portfolio - Class III Shares sold	12,336,709	17,190,930
Reinvestment of distributions	19,332	25,945
Shares redeemed	(12,219,404)	(15,790,993)
Net increase (decrease)	136,637	1,425,882
Prime Money Market Portfolio - Select Class Shares sold	918,154	509,980
Reinvestment of distributions	2,172	2,323
Shares redeemed	(918,030)	(487,062)
Net increase (decrease)	2,296	25,241

Semiannual Report

7. Share Transactions - continued

	Six months ended September 30, 2006	Year ended March 31, 2006
Money Market Portfolio - Class I Shares sold	77,323,122	113,995,603
Reinvestment of distributions	412,044	383,588
Shares redeemed	(72,896,760)	(106,920,173)
Net increase (decrease)	4,838,406	7,459,018
Money Market Portfolio - Class II Shares sold	2,928,880	3,216,512
Reinvestment of distributions	9,071	7,784
Shares redeemed	(2,756,722)	(3,073,264)
Net increase (decrease)	181,229	151,032
Money Market Portfolio - Class III Shares sold	7,781,665	14,324,194
Reinvestment of distributions	22,414	17,810
Shares redeemed	(7,295,858)	(14,194,428)
Net increase (decrease)	508,221	147,576
Money Market Portfolio - Select Class Shares sold	3,035,775	4,833,631
Reinvestment of distributions	853	792
Shares redeemed	(2,936,294)	(4,709,591)
Net increase (decrease)	100,334	124,832
Tax-Exempt Portfolio - Class I Shares sold	18,318,132	30,545,107
Reinvestment of distributions	86,631	83,773
Shares redeemed	(17,272,832)	(28,070,335)
Net increase (decrease)	1,131,931	2,558,545
Tax-Exempt Portfolio - Class II Shares sold	251,166	1,055,617
Reinvestment of distributions	1,624	2,579
Shares redeemed	(320,916)	(1,009,916)
Net increase (decrease)	(68,126)	48,280
Tax-Exempt Portfolio - Class III Shares sold	975,613	1,827,148
Reinvestment of distributions	4,013	4,137
Shares redeemed	(1,134,842)	(1,524,034)
Net increase (decrease)	(155,216)	307,251
Tax-Exempt Portfolio - Select Class Shares sold	1,062,614	1,213,766
Reinvestment of distributions	2,954	1,674
Shares redeemed	(1,121,833)	(1,153,694)
Net increase (decrease)	(56,265)	61,746

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class III and Class I of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class III and Class I represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class I of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Treasury Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Government Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Money Market Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Tax-Exempt Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among each fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Government Portfolio

Prime Money Market Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class I, Class II, and Select Class of each fund ranked below its competitive median for 2005, and the total expenses of Class III of each fund ranked above its competitive median for 2005. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

General Distributor

1. Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

2. Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

3. The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-SANN-1106 446131.1.0
1.537280.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 15, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 15, 2006